Capital World Bond Fund®
Investment portfolio
March 31, 2019
unaudited
Bonds, notes & other debt instruments 92.20% Euros 15.32%	Principal amount (000)	Value (000)
Abbot Laboratories 1.50% 2026	€ 2,215	$ 2,614
Allianz SE 0.25% 2023	1,900	2,153
Allianz SE 1.375% 2031	1,900	2,206
Allianz SE 5.625% 2042 (3-month EUR-LIBOR + 5.00% on 10/17/2022)[1]	1,600	2,093
Allianz SE 4.75% (undated) (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	13,900	17,583
Altria Group, Inc. 1.00% 2023	5,445	6,156
Altria Group, Inc. 1.70% 2025	8,550	9,730
Altria Group, Inc. 2.20% 2027	23,450	26,692
Apple Inc. 1.375% 2024	6,075	7,247
Apple Inc. 1.375% 2029	6,000	7,157
Assicurazioni Generali SpA 5.125% 2024	2,300	3,161
AT&T Inc. 1.05% 2023	5,800	6,640
Austrian Government 0.75% 2028	1,430	1,693
Aviva PLC, junior subordinated 6.125% 2043 (5 year EUR Mid Swap + 5.13% on 7/5/2023)[1]	6,500	8,430
AXA SA 3.25% 2049[1]	2,000	2,324
Banco Bilbao Vizcaya Argentaria SA 3.50% 2024 (5 year EUR Mid Swap + 2.55% on 4/11/2019)[1]	14,500	16,280
Banque Centrale de Tunisie 6.75% 2023	12,615	13,766
Bayer Capital Corp. BV 1.50% 2026	5,400	6,132
Bayer Capital Corp. BV 2.125% 2029	1,500	1,711
Belgium (Kingdom of), Series 79, 0.20% 2023	340	390
Belgium (Kingdom of), Series 82, 0.50% 2024	33,175	38,613
Belgium (Kingdom of), Series 85, 0.80% 2028	3,580	4,202
Belgium (Kingdom of), 1.70% 2050	800	953
Benin (Republic of) 5.75% 2026[2]	2,000	2,238
BMW Finance NV 0.50% 2022	3,000	3,400
BMW Finance NV 1.125% 2026	1,400	1,607
Buzzi Unicem SpA 2.125% 2023	2,000	2,300
CaixaBank, SA 3.50% 2027 (5 year EUR Mid Swap + 3.35% on 2/15/2022)[1]	8,100	9,507
CaixaBank, SA 2.25% 2030[1]	17,400	18,776
Chubb Ltd. 1.55% 2028	6,540	7,670
Cloverie PLC 1.75% 2024	7,100	8,545
Coca-Cola Co. 1.25% 2031	4,300	4,897
Cote d’Ivoire (Republic of) 5.25% 2030[2]	3,950	4,248
Daimler AG 1.00% 2027	945	1,056
Deutsche Telekom International Finance BV 1.375% 2027	1,400	1,625
Ecolab Inc. 2.625% 2025	1,000	1,254
Egypt (Arab Republic of) 4.75% 2026	525	582
Egypt (Arab Republic of) 5.625% 2030	3,720	4,025
Emerson Electric Co., 1.25% 2025	1,500	1,746
Emerson Electric Co., 2.00% 2029	1,500	1,808
Enel Finance International SA 1.00% 2024	4,000	4,600
European Financial Stability Facility 0.40% 2025	26,000	29,906
French Republic O.A.T. 1.00% 2027	110,450	133,263
French Republic O.A.T. 0.50% 2029	4,890	5,584
French Republic O.A.T. 1.25% 2034	310	375
French Republic O.A.T. 2.00% 2048	6,700	8,809
Germany (Federal Republic of) 2.00% 2022	710	855
Capital World Bond Fund — Page 1 of 34

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Germany (Federal Republic of) 0.10% 2026[3]	€ 30,899	$ 38,442
Germany (Federal Republic of) 0.25% 2027	920	1,074
Germany (Federal Republic of) 0.25% 2029	8,640	10,000
Germany (Federal Republic of) 2.50% 2046	28,220	47,472
Germany (Federal Republic of) 1.25% 2048	26,305	34,903
Greece (Hellenic Republic of) 3.50% 2023	9,725	11,437
Greece (Hellenic Republic of) 3.45% 2024	104,295	121,693
Greece (Hellenic Republic of) 3.375% 2025	92,935	106,462
Greece (Hellenic Republic of) 3.75% 2028	14,893	16,898
Greece (Hellenic Republic of) 3.875% 2029	99,225	112,643
Greece (Hellenic Republic of) 3.90% 2033	18,335	20,094
Greece (Hellenic Republic of) 4.00% 2037	19,159	20,435
Greece (Hellenic Republic of) 4.20% 2042	21,109	22,468
Groupe BPCE SA 2.75% 2026 (5 year EUR Mid Swap + 1.83% on 7/8/2021)[1]	18,400	21,534
HeidelbergCement AG 1.50% 2025	2,000	2,313
Iberdrola Finanzes, SAU 1.00% 2024	8,400	9,774
Iberdrola, SA 1.875% (undated), junior subordinated (EUR Annual (vs. 6M EURIBOR) 5Y + 1.592% on 5/22/2023)[1]	1,400	1,552
Intesa Sanpaolo SpA 6.625% 2023	15,870	21,177
Ireland (Republic of) 0% 2022	67,200	76,120
Ireland (Republic of) 1.00% 2026	4,430	5,265
Ireland (Republic of) 0.90% 2028	25,690	30,105
Ireland (Republic of) 2.40% 2030	5,005	6,678
Israel (State of) 1.50% 2029	8,725	10,237
Italy (Republic of) 1.35% 2022	15,620	17,701
Italy (Republic of) 0.10% 2023[3]	103,958	114,451
Italy (Republic of) 1.85% 2024	94,540	107,019
Italy (Republic of) 1.50% 2025	30,000	32,874
Italy (Republic of) 2.05% 2027	26,270	29,009
Italy (Republic of) 2.00% 2028	18,490	20,265
Italy (Republic of) 2.80% 2028	183,260	211,409
Italy (Republic of) 3.85% 2049	2,100	2,477
Italy Buoni Poliennali Del Tesoro, 3.35% 2035	4,455	5,179
Kazahkstan (Republic of) 1.55% 2023	6,610	7,661
Lloyds Banking Group PLC 6.50% 2020	4,850	5,764
Lloyds Banking Group PLC 1.75% 2028[1]	12,400	13,705
Marsh & McLennan Companies, Inc. 1.349% 2026	1,890	2,146
Marsh & McLennan Companies, Inc. 1.979% 2030	1,000	1,150
Medtronic Global Holdings SCA, 1.125% 2027	9,500	10,984
Metropolitan Life Global Funding I 0.875% 2022[4]	1,000	1,147
Netherlands (Kingdom of the) 5.50% 2028	7,250	12,128
Orange SA 1.375% 2030	2,300	2,628
Portuguese Republic 1.95% 2029	3,850	4,607
Praxair, Inc. 1.20% 2024	1,500	1,770
Praxair, Inc. 1.625% 2025	1,500	1,823
Procter & Gamble Co. 0.625% 2024	3,520	4,033
Procter & Gamble Co. 1.20% 2028	2,260	2,655
Rabobank Nederland 2.50% 2026 (5 year EUR Mid Swap + 1.40% on 5/26/2021)[1]	14,650	17,120
Republic of Latvia 1.875% 2049	14,580	16,662
Romania 2.875% 2029	35,555	40,425
Romania 2.50% 2030	1,825	1,999
Romania 3.50% 2034	5,050	5,661
Romania 3.875% 2035	14,800	17,285
Romania 3.375% 2038	20,670	22,572
Romania 4.125% 2039	10,400	12,145
Capital World Bond Fund — Page 2 of 34

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Romania 4.625% 2049	€ 41,165	$ 47,938
Russian Federation 2.875% 2025	8,200	9,502
Spain (Kingdom of) 0.40% 2022	7,730	8,829
Spain (Kingdom of) 1.40% 2028	3,710	4,315
Spain (Kingdom of) 1.40% 2028	750	876
Spain (Kingdom of) 1.45% 2029	480	557
Spain (Kingdom of) 2.70% 2048	5,280	6,511
State Grid Overseas Investment Ltd. 1.25% 2022	2,000	2,298
Sweden (Kingdom of) 0.125% 2023	3,000	3,420
Takeda Pharmaceutical Co., Ltd. 2.25% 2026	21,250	25,679
The Wellcome Trust Ltd. 1.125% 2027	3,000	3,528
Toyota Motor Credit Corp. 0.625% 2024	2,000	2,290
UniCredit SpA 5.75% 2025[1]	4,700	5,545
United Technologies Corp. 1.25% 2023	1,000	1,159
United Technologies Corp. 1.15% 2024	2,000	2,304
United Technologies Corp. 2.15% 2030	3,000	3,601
Veolia Environnement 0.314% 2023	4,300	4,861
Veolia Environnement 1.59% 2028	1,300	1,554
Volkswagen International Finance NV, junior subordinated 2.70% (undated)[1]	3,300	3,684
Volkswagen International Finance NV, junior subordinated 3.875% (undated)[1]	4,700	5,055
		2,085,338
Japanese yen 12.68%
Japan, Series 395, 0.10% 2020	¥27,800,000	251,994
Japan, Series 394, 0.10% 2020	4,375,000	39,648
Japan, Series 128, 0.10% 2021	12,683,750	115,161
Japan, Series 134, 0.10% 2022	5,470,000	49,924
Japan, Series 17, 0.10% 2023[3]	2,905,100	26,915
Japan, Series 19, 0.10% 2024[3]	11,479,905	106,979
Japan, Series 18, 0.10% 2024[3]	11,039,375	102,674
Japan, Series 337, 0.30% 2024	15,524,150	144,154
Japan, Series 20, 0.10% 2025[3]	3,373,290	31,435
Japan, Series 340, 0.40% 2025	1,875,000	17,600
Japan, Series 344, 0.10% 2026	3,760,000	34,715
Japan, Series 21, 0.10% 2026[3]	3,070,206	28,804
Japan, Series 346, 0.10% 2027	31,665,650	292,573
Japan, Series 23, 0.10% 2028[3]	7,132,674	67,176
Japan, Series 116, 2.20% 2030	3,041,550	34,203
Japan, Series 145, 1.70% 2033	8,945,000	98,873
Japan, Series 150, 1.40% 2034	1,615,000	17,324
Japan, Series 161, 0.60% 2037	9,055,850	86,419
Japan, Series 42, 1.70% 2044	5,094,800	59,677
Japan, Series 53, 0.60% 2046	2,630,950	24,496
Japan, Series 57, 0.80% 2047	4,951,150	48,331
Japan, Series 59, 0.70% 2048	4,920,000	46,824
		1,725,899
Mexican pesos 3.17%
América Móvil, SAB de CV 8.46% 2036	MXN15,000	676
Petróleos Mexicanos 7.19% 2024	33,581	1,458
Petróleos Mexicanos 7.47% 2026	494,419	20,569
Red de Carreteras de Occidente 9.00% 2028[2]	36,950	1,837
United Mexican States, Series M, 6.50% 2021	433,700	21,778
United Mexican States, Series M, 7.25% 2021	41,000	2,084
United Mexican States, Series M, 6.50% 2022	681,800	33,862
Capital World Bond Fund — Page 3 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mexican pesos (continued)	Principal amount (000)	Value (000)
United Mexican States, Series M, 8.00% 2023	MXN2,359,996	$ 122,492
United Mexican States, Series M, 5.75% 2026	1,767,500	80,526
United Mexican States, Series M, 7.50% 2027	2,589,000	129,284
United Mexican States, Series M30, 10.00% 2036	32,500	1,929
United Mexican States, Series M, 7.75% 2042	320,600	15,356
		431,851
Danish kroner 2.57%
Nykredit Realkredit AS, Series 01E, 1.50% 2037[2]	DKr632,883	98,493
Nykredit Realkredit AS, Series 01E, 2.00% 2037[2]	73,524	11,669
Nykredit Realkredit AS, Series 01E, 1.50% 2040[2]	1,490,444	230,103
Nykredit Realkredit AS, Series 01E, 2.50% 2047[2]	58,120	9,211
Realkredit Danmark AS, Series 22S, 2.00% 2037[2]	— [5]	— [5]
		349,476
British pounds 2.35%
Deutsche Telekom AG 3.125% 2034	£ 3,500	4,704
Electricité de France SA 6.00% 2114	700	1,369
HSBC Holdings PLC 2.175% 2023[1]	5,850	7,666
HSBC Holdings PLC 3.00% 2028 (GBP 1YR Swap + 1.65% on 7/22/2027)[1]	3,000	4,029
HSBC Holdings PLC 5.375% 2030[1]	320	483
Lloyds Banking Group PLC 7.625% 2025	340	565
National Grid Transco PLC 4.00% 2027	2,460	3,724
Nestlé Finance International Ltd. 2.25% 2023	400	550
United Kingdom 2.00% 2020	18,960	25,129
United Kingdom 1.75% 2022	66,600	89,943
United Kingdom 2.25% 2023	10,680	14,854
United Kingdom 2.75% 2024	9,710	13,998
United Kingdom 1.25% 2027	11,550	15,457
United Kingdom 4.25% 2027	14,750	24,600
United Kingdom 1.625% 2028	6,210	8,547
United Kingdom 1.75% 2037	4,980	6,770
United Kingdom 3.25% 2044	16,550	28,980
United Kingdom 3.50% 2045	15,080	27,667
United Kingdom 1.50% 2047	21,550	27,703
United Kingdom 2.50% 2065	5,930	10,468
Vodafone Group PLC 5.625% 2025	300	478
Wal-Mart Stores, Inc. 5.625% 2034	1,000	1,891
		319,575
Chinese yuan renminbi 1.82%
China Development Bank, Series 1804, 4.69% 2023	CNY550,000	85,876
China Development Bank Corp., Series 1806, 4.73% 2025	242,000	38,015
China Development Bank Corp., Series 1814, 4.15% 2025	40,200	6,116
China Development Bank Corp., Series 1715, 4.24% 2027	349,800	53,588
China Development Bank Corp., Series 1805, 4.88% 2028	357,400	57,332
China Peoples Rep. (Bond Connect), Series 1828 3.22% 2025	45,000	6,745
		247,672
Indian rupees 1.53%
HDFC Bank Ltd. 7.95% 2026	INR200,000	2,826
India (Republic of) 7.68% 2023	374,900	5,575
India (Republic of) 8.83% 2023	820,800	12,733
India (Republic of) 7.35% 2024	1,000,000	14,675
India (Republic of) 6.97% 2026	4,380,000	62,073
Capital World Bond Fund — Page 4 of 34

unaudited
Bonds, notes & other debt instruments (continued) Indian rupees (continued)	Principal amount (000)	Value (000)
India (Republic of) 7.59% 2026	INR2,404,100	$ 35,268
India (Republic of) 6.79% 2027	2,836,000	39,358
India (Republic of) 7.59% 2029	450,000	6,527
India (Republic of) 7.61% 2030	768,660	11,183
India (Republic of) 7.88% 2030	150,000	2,219
National Highways Authority of India 7.17% 2021	920,000	13,121
National Highways Authority of India 7.27% 2022	210,000	3,023
		208,581
Brazilian reais 1.28%
Brazil (Federative Republic of) 0% 2019	BRL222,700	56,013
Brazil (Federative Republic of) 0% 2021	92,000	19,985
Brazil (Federative Republic of) 0% 2022	189,000	37,725
Brazil (Federative Republic of) 6.00% 2024[3]	13,185	3,680
Brazil (Federative Republic of) 10.00% 2025	164,000	44,608
Brazil (Federative Republic of) 10.00% 2027	31,200	8,464
Brazil (Federative Republic of) 10.00% 2029	14,300	3,901
		174,376
Polish zloty 1.14%
Poland (Republic of), Series 1020, 5.25% 2020	PLN95,950	26,400
Poland (Republic of), Series 1021, 5.75% 2021	230,270	66,048
Poland (Republic of), Series 0123, 2.50% 2023	150,000	39,848
Poland (Republic of), Series 1023, 4.00% 2023	25,000	7,051
Poland (Republic of), Series 0725, 3.25% 2025	28,300	7,749
Poland (Republic of), Series 0727, 2.50% 2027	30,000	7,721
		154,817
Thai baht 1.12%
Thailand (Kingdom of) 1.875% 2022	THB1,211,400	38,178
Thailand (Kingdom of) 3.85% 2025	307,000	10,623
Thailand (Kingdom of) 2.125% 2026	1,645,000	51,122
Thailand (Kingdom of) 3.65% 2031	110,000	3,837
Thailand (Kingdom of) 3.775% 2032	135,760	4,775
Thailand (Kingdom of) 3.40% 2036	91,990	3,121
Thailand (Kingdom of) 3.30% 2038	1,214,040	40,181
		151,837
South African rand 0.90%
South Africa (Republic of), Series R-208, 6.75% 2021	ZAR92,650	6,406
South Africa (Republic of), Series R-186, 10.50% 2026	86,800	6,641
South Africa (Republic of), Series R-2044, 8.75% 2044	597,950	37,545
South Africa (Republic of), Series R-2048, 8.75% 2048	1,151,420	72,076
		122,668
Indonesian rupiah 0.78%
Indonesia (Republic of), Series 64, 6.125% 2028	IDR219,828,000	14,013
Indonesia (Republic of), Series 78, 8.25% 2029	506,395,000	37,236
Indonesia (Republic of), Series 73, 8.75% 2031	45,886,000	3,448
Indonesia (Republic of), Series 74, 7.50% 2032	211,000,000	14,226
Indonesia (Republic of), Series 65, 6.625% 2033	126,583,000	7,810
Indonesia (Republic of), Series 68, 8.375% 2034	412,672,000	29,819
		106,552
Capital World Bond Fund — Page 5 of 34

unaudited
Bonds, notes & other debt instruments (continued) Canadian dollars 0.69%	Principal amount (000)	Value (000)
Canada 0.75% 2021	C$7,000	$ 5,160
Canada 1.00% 2022	16,200	11,910
Canada 2.25% 2025	53,650	41,808
Canada 3.50% 2045	2,200	2,191
Canada 1.25% 2047[3]	3,252	2,961
Canada Housing Trust 2.90% 2024	5,000	3,930
Canadian Government 2.75% 2048	22,100	19,718
Nova Scotia (Province of) 2.10% 2027	4,000	2,943
Saskatchewan (Province of) 2.65% 2027	4,000	3,064
		93,685
Australian dollars 0.68%
Australia (Commonwealth of), Series 128, 5.75% 2022	A$56,200	45,484
Australia (Commonwealth of), Series 133, 5.50% 2023	49,000	40,410
Australia (Commonwealth of), Series 138, 3.25% 2029	8,740	7,046
		92,940
South Korean won 0.66%
South Korea (Republic of), Series 2209, 2.00% 2022	KRW40,035,100	35,557
South Korea (Republic of), Series 2712, 2.375% 2027	58,866,460	53,988
		89,545
Chilean pesos 0.64%
Chile (Banco Central de) 4.00% 2023	CLP33,260,000	49,494
Chile (Banco Central de) 4.50% 2026	22,255,000	33,826
Chile (Banco Central de) 4.70% 2030	2,595,000	4,015
		87,335
Israeli shekels 0.56%
Israel (State of) 2.00% 2027	ILS100,600	28,529
Israel (State of) 5.50% 2042	117,700	47,333
Israel (State of) 3.75% 2047	2,900	899
		76,761
Colombian pesos 0.46%
Colombia (Republic of), Series B, 10.00% 2024	COP10,207,000	3,821
Colombia (Republic of), Series B, 6.25% 2025	147,550,000	46,928
Colombia (Republic of), Series B, 6.00% 2028	38,750,000	11,832
		62,581
Turkish lira 0.26%
Turkey (Republic of) 13.00% 2019	TRY7,100	1,199
Turkey (Republic of) 9.20% 2021	17,200	2,356
Turkey (Republic of) 8.50% 2022	22,375	2,813
Turkey (Republic of) 9.50% 2022	2,540	338
Turkey (Republic of) 10.70% 2022	43,550	5,796
Turkey (Republic of) 11.00% 2022	149,985	20,902
Turkey (Republic of) 2.80% 2023[3]	5,170	888
Turkey (Republic of) 2.00% 2024[3]	6,425	1,042
Turkey (Republic of) 10.60% 2026	3,640	449
		35,783
Norwegian kroner 0.26%
Norway (Kingdom of) 3.75% 2021	NKr290,000	35,387
Capital World Bond Fund — Page 6 of 34

unaudited
Bonds, notes & other debt instruments (continued) Russian rubles 0.19%	Principal amount (000)	Value (000)
Russian Federation 6.80% 2019	RUB187,575	$ 2,849
Russian Federation 7.00% 2023	886,000	13,089
Russian Federation 8.15% 2027	472,225	7,239
Russian Federation 8.50% 2031	147,750	2,295
		25,472
Malaysian ringgits 0.18%
Malaysia (Federation of), Series 0316, 3.90% 2026	MYR17,875	4,449
Malaysia (Federation of), Series 0310, 4.498% 2030	80,650	20,746
		25,195
Peruvian nuevos soles 0.14%
Peru (Republic of) 6.35% 2028	PEN3,850	1,260
Peru (Republic of) 6.35% 2028	2,600	851
Peru (Republic of) 6.15% 2032	51,775	16,442
		18,553
Argentine pesos 0.12%
Argentine Republic 2.50% 2021[3]	ARS611,890	11,984
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 51.542% 2022[6]	127,831	2,867
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 51.138% 2028[6]	60,051	1,205
		16,056
Uruguayan pesos 0.08%
Uruguay (Oriental Republic of) 9.875% 2022	UYU29,254	872
Uruguay (Oriental Republic of) 8.50% 2028	412,190	10,707
		11,579
New Zealand dollars 0.04%
New Zealand 4.50% 2027	NZ$7,250	5,990
Egyptian pounds 0.04%
Egypt (Arab Republic of) 14.80% 2023	EGP27,200	1,520
Egypt (Arab Republic of) 17.20% 2023	11,600	698
Egypt (Arab Republic of) 15.90% 2024	20,850	1,178
Egypt (Arab Republic of) 18.40% 2024	2,500	157
Egypt (Arab Republic of) 15.70% 2027	21,900	1,249
		4,802
Czech korunas 0.03%
Czech Republic 0.75% 2021	CZK100,000	4,265
Romanian leu 0.03%
Romania 5.95% 2021	RON15,000	3,713
Dominican pesos 0.02%
Dominican Republic 11.00% 2026	DOP118,300	2,469
Capital World Bond Fund — Page 7 of 34

unaudited
Bonds, notes & other debt instruments (continued) Ghana cedi 0.01%	Principal amount (000)	Value (000)
Ghana (Republic of) 16.50% 2023	GHS4,225	$ 754
Ghana (Republic of) 19.00% 2026	6,395	1,217
		1,971
Nigerian naira 0.01%
Nigeria (Republic of) 12.40% 2036	NGN580,265	1,445
Zambian kwacha 0.00%
Zambia (Republic of) 13.00% 2026	ZMW7,400	368
U.S. dollars 42.44%
3M Co. 2.25% 2023	$ 2,555	2,524
Abbott Laboratories 2.90% 2021	2,825	2,839
Abbott Laboratories 3.40% 2023	5,950	6,079
Abbott Laboratories 4.90% 2046	1,500	1,737
AbbVie Inc. 2.50% 2020	2,525	2,518
AbbVie Inc. 4.45% 2046	2,760	2,572
Abu Dhabi (Emirate of) 2.50% 2022[4]	10,600	10,514
Abu Dhabi (Emirate of) 3.125% 2027[4]	10,600	10,546
Abu Dhabi (Emirate of) 3.125% 2027	650	647
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[4]	2,000	2,138
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[4]	20,735	20,949
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 2030[4]	440	468
ACE INA Holdings Inc. 2.30% 2020	2,555	2,544
ACE INA Holdings Inc. 2.875% 2022	2,860	2,885
ACE INA Holdings Inc. 3.35% 2026	1,760	1,794
ADT Corp. 3.50% 2022	2,450	2,370
AES Corp. 5.50% 2025	2,557	2,659
Alexandria Real Estate Equities, Inc. 2.75% 2020	790	789
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,350	1,395
Alexandria Real Estate Equities, Inc. 3.80% 2026	1,040	1,055
Alexandria Real Estate Equities, Inc. 3.95% 2028	465	469
Alexandria Real Estate Equities, Inc. 4.50% 2029	300	316
Alibaba Group Holding Ltd. 3.40% 2027	3,200	3,147
Allergan PLC 3.00% 2020	12,460	12,456
Allergan PLC 3.80% 2025	1,037	1,052
Allergan PLC 4.75% 2045	3,800	3,801
Alliant Energy Finance LLC 3.75% 2023[4]	4,474	4,567
Allison Transmission Holdings, Inc. 5.00% 2024[4]	3,150	3,154
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.851% 2025[2,6,7]	3,265	3,151
Altria Group, Inc. 2.625% 2020	8,200	8,183
Amazon.com, Inc. 3.15% 2027	170	172
Amazon.com, Inc. 3.875% 2037	250	262
Amazon.com, Inc. 4.05% 2047	320	339
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	2,725	2,653
American Campus Communities, Inc. 3.35% 2020	2,000	2,008
American Campus Communities, Inc. 3.75% 2023	3,090	3,135
American Campus Communities, Inc. 4.125% 2024	1,945	1,990
American Campus Communities, Inc. 3.625% 2027	1,375	1,346
American Electric Power Co., Inc. 4.30% 2028	3,838	4,079
American Energy (Permian Basin) (3-month USD-LIBOR + 6.50%) 9.233% 2019[4,6]	350	140
American Energy (Permian Basin) 7.125% 2020[4]	7,395	2,884
Capital World Bond Fund — Page 8 of 34

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
American Energy (Permian Basin) 7.375% 2021[4]	$ 1,215	$ 474
American Express Co. 3.00% 2021	8,000	8,044
American Honda Finance Corp. 3.55% 2024	3,000	3,093
American Honda Finance Corp. 3.50% 2028	4,000	4,099
American International Group, Inc. 3.90% 2026	3,475	3,503
American International Group, Inc. 4.80% 2045	1,500	1,507
Anadarko Petroleum Corp. 4.85% 2021	211	219
Anheuser-Busch Co./InBev Worldwide 4.70% 2036[4]	540	541
Anheuser-Busch Co./InBev Worldwide 4.90% 2046[4]	4,290	4,318
Anheuser-Busch InBev NV 4.15% 2025	11,770	12,278
Anheuser-Busch InBev NV 4.00% 2028	2,500	2,543
Anheuser-Busch InBev NV 4.75% 2029	15,294	16,300
Anheuser-Busch InBev NV 4.90% 2031	2,500	2,697
Anheuser-Busch InBev NV 5.55% 2049	1,250	1,376
Apple Inc. 2.90% 2027	8,500	8,395
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.499% 2025[2,6,7]	250	253
Argentine Republic 6.25% 2019	1,900	1,903
Argentine Republic 6.875% 2021	15,615	14,296
Argentine Republic 7.50% 2026	15,615	13,290
Argentine Republic 5.875% 2028	1,200	924
Argentine Republic 2.50% 2038 (5.25% on 3/31/2029)[1,2]	4,000	2,325
Argentine Republic 7.625% 2046	3,400	2,690
Argentine Republic 6.875% 2048	7,450	5,504
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 8.993% 2023[2,6,7]	679	681
Associated Materials, LLC 9.00% 2024[4]	1,795	1,773
AstraZeneca PLC 4.00% 2029	5,479	5,764
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.777% 2024[6]	8,805	8,739
AT&T Inc. 4.35% 2029	400	409
Autoridad del Canal de Panama 4.95% 2035[2,4]	3,200	3,420
Avis Budget Group, Inc. 5.50% 2023	4,135	4,182
Avon Products, Inc. 7.875% 2022[4]	2,310	2,405
B&G Foods, Inc. 4.625% 2021	1,035	1,036
B&G Foods, Inc. 5.25% 2025	690	664
Baidu Inc. 3.875% 2023	2,000	2,044
Baidu Inc. 4.375% 2024	2,000	2,078
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.00% on 8/11/2021)[1,4]	10,420	10,212
Bank of America Corp. 2.625% 2020	6,875	6,861
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[1]	9,564	9,671
Baxalta Inc. 4.00% 2025	469	482
Bayer US Finance II LLC 3.875% 2023[4]	9,940	10,026
Bayer US Finance II LLC 4.25% 2025[4]	5,307	5,372
Bayer US Finance II LLC 4.375% 2028[4]	1,800	1,792
Bayerische Motoren Werke AG 2.15% 2020[4]	2,000	1,989
Becton, Dickinson and Co. 2.675% 2019	1,568	1,563
Becton, Dickinson and Co. 2.894% 2022	3,630	3,613
Becton, Dickinson and Co. 3.734% 2024	5,427	5,516
Becton, Dickinson and Co. 3.70% 2027	5,905	5,894
Berkshire Hathaway Finance Corp. 4.20% 2048	2,000	2,079
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,147
Blackstone CQP Holdco LP 6.50% 2021[4,8]	16,575	16,575
Boston Scientific Corp. 3.375% 2022	5,000	5,071
Boston Scientific Corp. 3.45% 2024	2,780	2,833
Boston Scientific Corp. 3.75% 2026	3,380	3,453
Boston Scientific Corp. 4.70% 2049	360	384
Capital World Bond Fund — Page 9 of 34

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
BP Capital Markets PLC 3.79% 2024	$ 8,610	$ 8,945
BP Capital Markets PLC 4.234% 2028	6,420	6,879
British American Tobacco International Finance PLC 2.75% 2020[4]	2,350	2,342
British American Tobacco PLC 2.297% 2020	1,000	990
British American Tobacco PLC 2.764% 2022	3,110	3,062
British American Tobacco PLC 3.557% 2027	7,740	7,342
British American Tobacco PLC 4.54% 2047	3,660	3,217
Broadcom Inc. 4.75% 2029[4]	5,000	4,976
Broadcom Ltd. 3.00% 2022	15,000	14,947
Broadcom Ltd. 3.625% 2024	8,000	7,988
Broadcom Ltd. 3.875% 2027	4,325	4,139
Broadcom Ltd. 3.50% 2028	3,530	3,255
Buenos Aires (City of) 8.95% 2021[2]	536	533
Cablevision Systems Corp. 6.75% 2021	5,425	5,812
Calpine Corp. 5.25% 2026[4]	3,880	3,875
Cameroon (Republic of) 9.50% 2025[2]	300	320
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	4,315	4,348
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2023[4]	4,400	4,514
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	2,000	2,100
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,870	2,776
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	10,540	10,478
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[4]	975	966
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	1,450	1,520
Cenovus Energy Inc. 3.00% 2022	1,312	1,287
Cenovus Energy Inc. 3.80% 2023	2,880	2,879
Cenovus Energy Inc. 5.40% 2047	1,543	1,533
Centene Corp. 4.75% 2022	2,730	2,785
Centene Corp. 4.75% 2025	1,600	1,636
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A2, 5.234% 2023[2]	664	673
CenterPoint Energy, Inc. 3.85% 2024	2,500	2,552
CenterPoint Energy, Inc. 4.25% 2028	2,500	2,594
CenturyLink, Inc. 6.75% 2023	3,125	3,270
CenturyLink, Inc., Series T, 5.80% 2022	3,300	3,387
CF Industries, Inc. 4.95% 2043	1,700	1,464
Chemours Co. 6.625% 2023	3,772	3,914
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 6.037% 2019[6]	425	425
Chesapeake Energy Corp. 4.875% 2022	5,470	5,415
Chesapeake Energy Corp. 5.75% 2023	1,280	1,251
Chesapeake Energy Corp. 8.00% 2025	950	974
Chesapeake Energy Corp. 8.00% 2027	1,015	1,005
Chevron Corp. 2.954% 2026	12,870	12,969
Chevron Phillips Chemical Co. LLC 3.30% 2023[4]	155	157
Cigna Corp. 3.40% 2021[4]	3,835	3,878
Cigna Corp. 3.75% 2023[4]	5,100	5,234
Cigna Corp. 4.125% 2025[4]	2,615	2,710
Cigna Corp. 4.375% 2028[4]	6,620	6,868
Cigna Corp. 4.90% 2048[4]	1,255	1,301
Citigroup Inc. 2.55% 2019	13,535	13,534
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)[1]	7,540	7,689
Citigroup Inc. 4.65% 2048	1,627	1,755
Cleveland-Cliffs Inc. 4.875% 2024[4]	5,150	5,124
Cleveland-Cliffs Inc. 5.75% 2025	7,650	7,344
CMS Energy Corp. 2.95% 2027	332	317
Colbun SA 4.50% 2024[4]	1,800	1,865
Colbun SA 3.95% 2027[4]	2,445	2,401
Capital World Bond Fund — Page 10 of 34

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Colombia (Republic of) 4.50% 2026	$ 750	$ 792
Colombia (Republic of) 3.875% 2027	1,850	1,881
Colombia (Republic of) 7.375% 2037	1,000	1,311
Columbia (Republic of) 4.50% 2029	6,240	6,599
Columbia (Republic of) 5.20% 2049	12,200	13,143
Columbia Pipeline Partners LP 3.30% 2020	395	397
Comcast Corp. 3.95% 2025	4,395	4,602
Comcast Corp. 4.60% 2038	1,610	1,729
Comcast Corp. 4.00% 2048	5,745	5,651
Comcast Corp. 4.70% 2048	1,645	1,794
Comision Federal de Electricidad 4.875% 2024[4]	3,500	3,596
Comision Federal de Electricidad 4.75% 2027[4]	370	375
Compass Diversified Holdings 8.00% 2026[4]	3,090	3,219
Comstock Resources, Inc. 9.75% 2026[4]	1,725	1,596
Conagra Brands, Inc. 4.30% 2024	2,750	2,852
Conagra Brands, Inc. 4.60% 2025	1,200	1,264
Conagra Brands, Inc. 4.85% 2028	2,600	2,736
Conagra Brands, Inc. 5.40% 2048	1,700	1,715
Concho Resources Inc. 4.85% 2048	1,999	2,102
Concordia International Corp. 8.00% 2024	154	146
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 7.993% 2024[2,6,7]	421	399
CONSOL Energy Inc. 5.875% 2022	9,144	9,167
Consolidated Energy Finance SA 6.50% 2026[4]	645	645
Constellation Brands, Inc. 2.65% 2022	7,000	6,917
Constellation Brands, Inc. 2.70% 2022	250	248
Constellation Brands, Inc. 3.20% 2023	2,591	2,610
Constellation Brands, Inc. 3.60% 2028	1,750	1,716
Constellation Brands, Inc. 4.10% 2048	750	683
Convey Park Energy LLC 7.50% 2025[4]	825	769
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[2,4]	6,380	6,427
Costa Rica (Republic of) 4.25% 2023	776	737
Costa Rica (Republic of) 7.00% 2044	782	748
Costco Wholesale Corp. 2.30% 2022	4,000	3,983
Costco Wholesale Corp. 2.75% 2024	2,000	2,016
Crédit Agricole SA 4.375% 2025[4]	24,265	24,752
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,4]	9,995	9,814
CRH America, Inc. 5.125% 2045[4]	3,000	3,038
CSX Corp. 3.80% 2028	7,170	7,368
CSX Corp. 4.25% 2029	6,730	7,159
CVR Partners, LP 9.25% 2023[4]	975	1,025
CVS Health Corp. 2.80% 2020	1,900	1,899
CVS Health Corp. 3.125% 2020	4,500	4,514
CVS Health Corp. 3.35% 2021	8,345	8,416
CVS Health Corp. 3.70% 2023	3,130	3,182
CVS Health Corp. 4.10% 2025	2,955	3,038
CVS Health Corp. 4.30% 2028	14,836	15,060
CVS Health Corp. 5.05% 2048	4,598	4,641
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	1,361	1,353
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	300	294
DaimlerChrysler North America Holding Corp. 3.00% 2021[4]	28,225	28,234
DaimlerChrysler North America Holding Corp. 3.40% 2022[4]	3,370	3,404
DaimlerChrysler North America Holding Corp. 3.30% 2025[4]	2,000	1,976
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	11,209
Danske Bank AS 2.70% 2022[4]	7,200	7,016
DaVita HealthCare Partners Inc. 5.00% 2025	2,210	2,126
Capital World Bond Fund — Page 11 of 34

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
DCP Midstream Operating LP 4.95% 2022	$ 1,605	$ 1,647
Deutsche Telekom International Finance BV 1.95% 2021[4]	3,050	2,982
Deutsche Telekom International Finance BV 2.485% 2023[4]	10,225	9,957
Deutsche Telekom International Finance BV 4.375% 2028[4]	6,703	6,982
Diamond Offshore Drilling, Inc. 7.875% 2025	2,450	2,376
Diamond Offshore Drilling, Inc. 4.875% 2043	2,450	1,562
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 5.25% 2023[2,6,7]	461	433
Dominican Republic 7.50% 2021[2,4]	10,500	10,920
Dominican Republic 5.50% 2025[4]	6,500	6,703
Dominican Republic 6.875% 2026	2,400	2,643
Dominican Republic 8.625% 2027[2,4]	1,000	1,175
Dominican Republic 6.00% 2028[4]	555	584
Dominican Republic 6.85% 2045	1,570	1,686
Dominican Republic 6.85% 2045[4]	230	247
Dow Chemical Co. 4.125% 2021	4,000	4,118
Dow Chemical Co. 4.55% 2025[4]	500	528
Dow Chemical Co. 4.80% 2028[4]	1,385	1,492
Dow Chemical Co. 5.55% 2048[4]	475	535
DowDuPont Inc. 4.205% 2023	3,500	3,664
DowDuPont Inc. 4.493% 2025	1,000	1,067
DowDuPont Inc. 4.725% 2028	6,600	7,134
DP World Crescent 4.848% 2028[4]	2,925	3,062
DTE Electric Co. 3.95% 2049	770	795
DTE Energy Co. 3.70% 2023	8,335	8,542
Duke Energy Progress, LLC 3.70% 2028	6,150	6,427
Duke Energy Progress, LLC 3.45% 2029	1,305	1,339
Dun & Bradstreet Corp. 6.875% 2026[4]	1,080	1,106
Dun & Bradstreet Corp., Term Loan B, (3-month USD-LIBOR + 5.00%) 7.49% 2026[2,6,7]	1,295	1,286
Edison International 2.40% 2022	13,775	12,771
EDP Finance BV 5.25% 2021[4]	2,500	2,585
EDP Finance BV 3.625% 2024[4]	3,000	2,983
Egypt (Arab Republic of) 5.75% 2020	9,200	9,323
Egypt (Arab Republic of) 5.875% 2025	2,000	1,989
Egypt (Arab Republic of) 7.50% 2027[4]	10,300	10,811
Electricité de France SA 3.625% 2025[4]	600	613
Electricité de France SA 4.50% 2028[4]	1,522	1,573
Electricité de France SA 4.875% 2044[4]	325	332
Electricité de France SA 4.95% 2045[4]	206	212
Electricité de France SA 5.00% 2048[4]	5,204	5,376
Electricité de France SA 5.25% (undated) (USD Semi Annual 30/360 (vs. 3M LIBOR) 10Y + 3.709% on 1/29/2023)[1,4]	3,150	3,172
Eli Lilly and Co. 3.375% 2029	6,102	6,273
EMD Finance LLC 2.40% 2020[4]	6,565	6,537
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[1]	5,000	5,345
Empresa Nacional de Electricidad SA 4.25% 2024	2,100	2,150
ENA Norte Trust 4.95% 2028[2,4]	4,853	4,963
Enbridge Energy Partners, LP 4.375% 2020	2,835	2,898
Enbridge Energy Partners, LP 5.20% 2020	5,125	5,237
Enbridge Energy Partners, LP 5.875% 2025	3,015	3,419
Enbridge Energy Partners, LP 7.375% 2045	3,975	5,535
Enbridge Inc. 3.70% 2027	6,700	6,693
Endo International PLC 5.75% 2022[4]	6,075	5,794
Endo International PLC 6.00% 2025[1,4]	520	380
Enel Chile SA 4.875% 2028	1,435	1,517
Enel Finance International SA 2.75% 2023[4]	21,600	20,931
Capital World Bond Fund — Page 12 of 34

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Enel Finance International SA 3.50% 2028[4]	$ 7,600	$ 7,157
Enel Finance International SA 6.00% 2039[4]	4,740	5,250
Enel Società per Azioni 8.75% 2073[1,4]	10,000	11,012
Energy Transfer Operating, LP 5.875% 2024	1,275	1,397
Energy Transfer Partners, LP 4.20% 2027	12,190	12,266
Energy Transfer Partners, LP 5.30% 2047	550	543
Energy Transfer Partners, LP 5.40% 2047	690	690
Energy Transfer Partners, LP 6.00% 2048	3,997	4,328
Energy Transfer Partners, LP 6.25% 2049	3,856	4,328
EnLink Midstream Partners, LP 2.70% 2019	495	495
Ensco PLC 7.75% 2026	4,725	4,010
Ensco PLC 5.75% 2044	1,880	1,217
Equinor ASA 3.625% 2028	11,065	11,526
Essex Portfolio LP 3.625% 2022	1,420	1,446
Essex Portfolio LP 3.25% 2023	2,870	2,870
Essex Portfolio LP 3.875% 2024	3,360	3,444
Essex Portfolio LP 4.00% 2029	1,200	1,230
Euramax International, Inc. 12.00% 2020[4]	3,675	3,744
European Investment Bank 2.25% 2022	4,600	4,592
Exelon Corp. 3.95% 2025	528	547
Export Credit Bank of Turkey 5.375% 2021[4]	4,660	4,460
Export-Import Bank of India 3.125% 2021	2,950	2,945
Extraction Oil & Gas, Inc. 5.625% 2026[4]	1,200	927
Fannie Mae 6.00% 2035[2]	43	46
Fannie Mae 5.50% 2038[2]	1,078	1,178
Fannie Mae 4.50% 2045[2]	3	3
Fannie Mae 4.00% 2046[2]	4,836	5,004
Fannie Mae 4.00% 2046[2]	1,163	1,200
Fannie Mae 3.50% 2047[2]	545	553
Fannie Mae 6.50% 2047[2]	71	76
Fannie Mae 6.50% 2047[2]	25	27
Fannie Mae 7.00% 2047[2]	39	43
Fannie Mae 4.00% 2048[2]	21,359	22,018
Fannie Mae 4.00% 2048[2]	895	922
Fannie Mae 4.00% 2048[2]	365	377
Fannie Mae 4.00% 2048[2]	197	203
Fannie Mae 4.00% 2048[2]	185	191
Fannie Mae 4.00% 2048[2]	127	131
Fannie Mae 4.00% 2048[2]	27	28
Fannie Mae 4.50% 2048[2]	2,105	2,202
Fannie Mae 4.50% 2048[2]	979	1,024
Fannie Mae 3.50% 2049[2,9]	150,501	152,599
Fannie Mae 3.50% 2049[2]	503	511
Fannie Mae 3.635% 2049[2,6]	14,757	15,140
Fannie Mae 4.00% 2049[2]	194,039	199,838
Fannie Mae 4.00% 2049[2]	182,962	188,458
Fannie Mae 4.00% 2049[2,9]	12,830	13,199
Fannie Mae 4.00% 2049[2]	1,786	1,840
Fannie Mae 4.00% 2049[2]	52	54
Fannie Mae 4.50% 2049[2,9]	1,100	1,146
Fannie Mae, Series 2001-4, Class GA, 9.184% 2025[2,6]	— [5]	— [5]
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[2]	3,252	3,214
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[2]	2,631	2,623
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[2]	451	389
First Quantum Minerals Ltd. 7.25% 2023[4]	5,325	5,218
Capital World Bond Fund — Page 13 of 34

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
First Quantum Minerals Ltd. 6.50% 2024[4]	$ 1,226	$ 1,157
First Quantum Minerals Ltd. 7.50% 2025[4]	9,775	9,433
First Quantum Minerals Ltd. 6.875% 2026[4]	1,625	1,513
FirstEnergy Corp. 3.90% 2027	12,468	12,672
FirstEnergy Corp. 3.50% 2028[4]	1,425	1,402
FirstEnergy Corp., Series B, 4.25% 2023	2,752	2,873
Florida Power & Light Co. 3.99% 2049	5,000	5,254
Ford Motor Credit Co. 2.597% 2019	8,485	8,462
Fox Corp. 4.03% 2024[4]	515	535
Fox Corp. 4.709% 2029[4]	3,420	3,665
France Télécom 9.00% 2031[1]	5,390	7,810
Freddie Mac 6.00% 2038[2]	42	46
Freddie Mac 4.50% 2048[2]	3,438	3,589
Freddie Mac 4.50% 2048[2]	2,180	2,285
Freddie Mac 3.729% 2049[2,6]	2,790	2,869
Freddie Mac 3.781% 2049[2,6]	20,227	20,842
Freddie Mac 4.50% 2049[2,9]	2,000	2,088
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[2]	780	713
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[2]	117	102
Freeport-McMoRan Inc. 3.55% 2022	7,190	7,127
Frontier Communications Corp. 10.50% 2022	665	510
Frontier Communications Corp. 11.00% 2025	16,305	10,825
FS Energy and Power Fund 7.50% 2023[4]	1,850	1,902
Gabonese Republic 6.95% 2025	1,750	1,693
Gazprom OJSC 5.999% 2021[4]	3,900	4,055
GE Capital International Funding Co. 4.418% 2035	1,771	1,644
General Dynamics Corp. 3.75% 2028	7,930	8,369
General Electric Capital Corp. 3.373% 2025	4,000	3,888
General Mills, Inc. 3.20% 2021	2,215	2,235
General Motors Co. 6.75% 2046	4,955	5,174
General Motors Financial Co. 3.70% 2020	2,000	2,017
General Motors Financial Co. 5.10% 2024	7,000	7,271
General Motors Financial Co. 4.00% 2026	2,000	1,919
Genesis Energy, LP 6.75% 2022	3,868	3,974
Genesis Energy, LP 6.50% 2025	920	899
GlaxoSmithKline PLC 2.875% 2022	4,313	4,339
Gogo Inc. 12.50% 2022[4]	13,005	14,078
Goldman Sachs Group, Inc. 2.00% 2019	3,975	3,973
Goldman Sachs Group, Inc. 2.55% 2019	10,408	10,394
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]	1,115	1,103
Goldman Sachs Group, Inc. 3.20% 2023	10,279	10,304
Goldman Sachs Group, Inc. 3.854% 2026[6]	3,600	3,535
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[1]	23,670	24,244
Government National Mortgage Assn. 4.00% 2045[2]	9,686	10,042
Groupe BPCE SA 5.70% 2023[4]	17,596	18,780
Groupe BPCE SA 5.15% 2024[4]	5,000	5,223
Groupe BPCE SA 4.50% 2025[4]	6,325	6,370
Guatemala (Republic of) 4.50% 2026	1,261	1,236
Guatemala (Republic of) 4.375% 2027	2,710	2,611
Guatemala (Republic of) 4.875% 2028	4,400	4,384
Gulf Power Co. 3.30% 2027	750	754
H.I.G. Capital, LLC 6.75% 2024[4]	968	915
Hanesbrands Inc. 4.625% 2024[4]	1,270	1,280
Hanesbrands Inc. 4.875% 2026[4]	1,105	1,096
Hardwoods Acquisition Inc. 7.50% 2021[4]	959	599
Capital World Bond Fund — Page 14 of 34

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Harris Corp. 2.70% 2020	$ 680	$ 678
HCA Inc. 5.875% 2023	875	935
HealthSouth Corp. 5.75% 2025	4,130	4,218
Hertz Global Holdings Inc. 7.625% 2022[4]	6,075	6,233
Holcim Ltd. 6.00% 2019[4]	3,222	3,285
Holcim Ltd. 5.15% 2023[4]	2,500	2,638
Home Depot, Inc. 3.90% 2028	575	612
Home Depot, Inc. 4.50% 2048	2,863	3,184
Honduras (Republic of) 8.75% 2020	11,880	12,801
Honduras (Republic of) 6.25% 2027	4,662	4,948
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)[1]	475	485
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[1]	9,760	10,279
HUB International Ltd. 7.00% 2026[4]	1,365	1,355
Hungary 5.375% 2024	25,400	27,880
Hyundai Capital America 2.55% 2020[4]	11,225	11,147
Hyundai Capital America 3.25% 2022[4]	2,104	2,094
Iberdrola Finance Ireland 5.00% 2019[4]	2,000	2,017
Icahn Enterprises Finance Corp. 6.25% 2022	3,275	3,368
Imperial Tobacco Finance PLC 3.50% 2023[4]	9,050	9,052
Indonesia (Republic of) 4.875% 2021	4,300	4,464
Indonesia (Republic of) 3.75% 2022	16,525	16,764
Indonesia (Republic of) 3.375% 2023	2,600	2,607
Indonesia (Republic of) 4.75% 2026	21,600	22,862
Indonesia (Republic of) 6.75% 2044	950	1,220
Indonesia (Republic of) 6.75% 2044[4]	925	1,188
Infor Software 7.125% 2021[4,10]	3,925	3,950
Inmarsat PLC 4.875% 2022[4]	7,550	7,703
Inmarsat PLC 6.50% 2024[4]	1,000	1,052
Intelsat Jackson Holding Co. 8.50% 2024[4]	7,575	7,405
Interstate Power and Light Co. 3.25% 2024	8,235	8,284
Intesa Sanpaolo SpA 5.017% 2024[4]	16,925	16,375
IPALCO Enterprises, Inc. 3.70% 2024	275	277
Iraq (Republic of) 6.752% 2023[4]	2,200	2,235
Jaguar Holding Co. 6.375% 2023[4]	2,000	2,042
Jefferies Financial Group Inc. 5.50% 2023	1,375	1,440
Jersey Central Power & Light Co. 4.30% 2026[4]	560	584
Johnson & Johnson 2.45% 2026	3,000	2,938
Johnson & Johnson 2.90% 2028	6,498	6,478
Jonah Energy LLC 7.25% 2025[4]	2,200	1,177
Jordan (Hashemite Kingdom of) 5.75% 2027[4]	4,810	4,724
JPMorgan Chase & Co. 6.30% 2019	965	967
JPMorgan Chase & Co. 2.25% 2020	2,599	2,590
JPMorgan Chase & Co. 2.40% 2021	2,200	2,185
JPMorgan Chase & Co. 2.55% 2021	11,700	11,671
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[1]	23,983	24,649
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[1]	5,220	5,455
JPMorgan Chase & Co. 4.452% 2029 (3-month USD-LIBOR + 1.33% on 12/5/2028)[1]	6,453	6,896
Kazakhstan (Republic of) 3.875% 2024	575	593
Kazakhstan (Republic of) 4.875% 2044	550	587
Kazakhstan (Republic of) 6.50% 2045	500	643
Kenya (Republic of) 5.875% 2019	4,450	4,463
Kenya (Republic of) 6.875% 2024	1,250	1,286
Kenya (Republic of) 8.25% 2048	1,600	1,625
Keurig Dr Pepper Inc. 4.057% 2023[4]	5,500	5,663
Keurig Dr Pepper Inc. 4.417% 2025[4]	1,105	1,147
Capital World Bond Fund — Page 15 of 34

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Keurig Dr Pepper Inc. 4.597% 2028[4]	$ 9,325	$ 9,731
Keurig Dr Pepper Inc. 5.085% 2048[4]	8,775	9,013
KfW 2.125% 2022	4,881	4,841
Kinder Morgan Energy Partners, LP 3.50% 2023	750	760
Kinder Morgan Energy Partners, LP 4.15% 2024	1,410	1,462
Kinder Morgan, Inc. 3.15% 2023	1,750	1,755
Kinetic Concepts, Inc. 12.50% 2021[4]	965	1,047
Korea Housing Finance Corp. 2.50% 2020[2,4]	10,700	10,609
Korea Housing Finance Corp. 2.00% 2021[2,4]	12,275	12,010
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.986% 2024[2,6,7]	3,650	3,713
Kuwait (State of) 2.75% 2022[4]	16,650	16,663
Liberty Global PLC 5.50% 2028[4]	1,375	1,375
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.52% 2020 (100% PIK)[2,6,7,10]	3,646	2,701
Lima Metro Line Finance Ltd. 5.875% 2034[2,4]	9,385	9,680
Limited Brands, Inc. 5.25% 2028	475	424
Limited Brands, Inc. 6.875% 2035	240	208
Lithuania (Republic of) 7.375% 2020	9,400	9,768
Lithuania (Republic of) 6.625% 2022[4]	2,000	2,194
Lloyds Banking Group PLC 3.75% 2027	14,070	13,863
Lloyds Banking Group PLC 4.375% 2028	1,150	1,180
Lockheed Martin Corp. 2.50% 2020	940	938
Lockheed Martin Corp. 3.10% 2023	740	749
LSB Industries, Inc. 9.625% 2023[4]	3,280	3,412
LSC Communications, Inc. 8.75% 2023[4]	1,425	1,514
Mallinckrodt PLC 4.875% 2020[4]	6,780	6,780
Marsh & McLennan Companies, Inc. 3.875% 2024	370	384
Marsh & McLennan Companies, Inc. 4.375% 2029	160	170
Marsh & McLennan Companies, Inc. 4.75% 2039	500	543
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 6.249% 2024[2,6,7]	1,207	1,206
McDonald’s Corp. 3.35% 2023	6,285	6,421
Merck & Co., Inc. 2.90% 2024	1,124	1,140
Merck & Co., Inc. 2.75% 2025	4,875	4,889
Merck & Co., Inc. 3.40% 2029	1,468	1,509
Meredith Corp. 6.875% 2026	1,600	1,692
Meritage Homes Corp. 5.125% 2027	2,375	2,309
Metropolitan Life Global Funding I 2.40% 2021[4]	2,000	1,989
Metropolitan Life Global Funding I 3.45% 2021[4]	2,500	2,534
Metropolitan Life Global Funding I 3.375% 2022[4]	500	508
Metropolitan Life Global Funding I 3.45% 2026[4]	2,310	2,356
Metropolitan Life Global Funding I 3.00% 2027[4]	1,650	1,620
MGM Resorts International 7.75% 2022	2,500	2,769
Microsoft Corp. 3.30% 2027	8,500	8,746
Mississippi Power Co. 3.95% 2028	5,302	5,374
Mississippi Power Co. 4.25% 2042	7,883	7,621
Molina Healthcare, Inc. 5.375% 2022	7,760	8,085
Molina Healthcare, Inc. 4.875% 2025[4]	2,662	2,642
Molson Coors Brewing Co. 2.10% 2021	5,000	4,907
Molson Coors Brewing Co. 3.00% 2026	3,300	3,129
Molson Coors Brewing Co. 4.20% 2046	1,600	1,427
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[1]	24,215	25,580
Morocco (Kingdom of) 4.25% 2022	5,700	5,826
Morocco (Kingdom of) 4.25% 2022[4]	2,500	2,555
Morocco (Kingdom of) 5.50% 2042	10,000	10,752
Morocco (Kingdom of) 5.50% 2042[4]	1,500	1,613
Capital World Bond Fund — Page 16 of 34

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
National Grid PLC 3.15% 2027[4]	$ 1,105	$ 1,082
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	2,685	2,794
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[1,4]	10,000	9,966
Navient Corp. 6.50% 2022	2,140	2,236
Navient Corp. 5.50% 2023	10,140	10,191
Navient Corp. 6.125% 2024	375	376
NBCUniversal Enterprise, Inc. 5.25% 2049[4]	9,315	9,458
Neon Holdings, Inc. 10.125% 2026[4]	895	915
New York Life Global Funding 2.30% 2022[4]	3,000	2,958
New York Life Global Funding 3.00% 2028[4]	2,500	2,479
New York State Electric & Gas Corp. 3.25% 2026[4]	3,000	2,999
NextEra Energy Capital Holdings, Inc. 3.15% 2024	1,255	1,263
NextEra Energy, Inc. 3.50% 2029	905	906
NGL Energy Partners LP 6.125% 2025	5,185	5,029
Niagara Mohawk Power Corp. 3.508% 2024[4]	2,000	2,056
Niagara Mohawk Power Corp. 4.278% 2034[4]	3,405	3,614
Nigeria (Republic of) 6.375% 2023	4,925	5,097
Nigeria (Republic of) 6.50% 2027[4]	1,965	1,947
Nigeria (Republic of) 7.625% 2047	760	741
Nigeria (Republic of) 9.248% 2049	1,240	1,378
Noble Corp. PLC 7.95% 2025[1]	3,025	2,632
Noble Corp. PLC 8.95% 2045[1]	1,700	1,334
Noble Energy, Inc. 4.95% 2047	3,925	3,890
Northern States Power Co. 2.20% 2020	18	18
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	212	212
Northrop Grumman Corp. 2.55% 2022	1,195	1,185
Northrop Grumman Corp. 3.25% 2028	7,745	7,627
Nova Chemicals Corp. 5.25% 2027[4]	2,900	2,856
Novelis Corp. 5.875% 2026[4]	775	773
Nuveen, LLC 4.00% 2028[4]	545	582
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[2,4,10]	33	8
Oman (Sultanate of) 5.375% 2027	1,400	1,305
Oracle Corp. 2.65% 2026	9,890	9,579
Oracle Corp. 3.25% 2027	8,084	8,141
Owens & Minor, Inc. 3.875% 2021	4,100	3,280
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.989% 2025[2,6,7]	1,993	1,522
Pacific Gas and Electric Co. 3.50% 2020	1,407	1,301
Pacific Gas and Electric Co. 3.85% 2023	5,791	5,299
Pacific Gas and Electric Co. 4.25% 2023[4,11]	14,553	13,607
Pacific Gas and Electric Co. 4.75% 2024[11]	2,907	2,660
Pacific Gas and Electric Co. 3.50% 2025	2,512	2,248
Pacific Gas and Electric Co. 2.95% 2026[11]	1,811	1,594
Pacific Gas and Electric Co. 3.30% 2027[11]	10,836	9,536
Pacific Gas and Electric Co. 4.65% 2028[4,11]	6,937	6,417
Pacific Gas and Electric Co. 3.95% 2047	5,370	4,336
PacifiCorp., First Mortgage Bonds, 3.50% 2029	4,000	4,097
Pakistan (Islamic Republic of) 6.75% 2019	9,300	9,405
Pakistan (Islamic Republic of) 7.25% 2019[4]	2,900	2,898
Pakistan (Islamic Republic of) 5.50% 2021[4]	11,350	11,364
Pakistan (Islamic Republic of) 8.25% 2024	7,700	8,239
Pakistan (Islamic Republic of) 8.25% 2025	6,700	7,186
Pakistan (Islamic Republic of) 6.875% 2027	2,200	2,178
Panama (Republic of) 4.50% 2047[2]	2,450	2,593
Panama (Republic of) 4.50% 2050[2]	2,465	2,580
Par Pharmaceutical Companies Inc. 7.50% 2027[4]	3,220	3,272
Capital World Bond Fund — Page 17 of 34

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Paraguay (Republic of) 4.625% 2023	$ 5,210	$ 5,388
Paraguay (Republic of) 5.00% 2026	1,450	1,529
Paraguay (Republic of) 4.70% 2027[4]	1,705	1,780
Paraguay (Republic of) 4.70% 2027	475	496
Paraguay (Republic of) 5.60% 2048[4]	13,405	14,389
Peabody Energy Corp. 6.00% 2022[4]	1,300	1,315
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,935	1,833
Pernod Ricard SA 4.45% 2022[4]	11,465	11,918
Peru (Republic of) 8.75% 2033	2,174	3,413
Peru (Republic of) 6.55% 2037[2]	2,502	3,381
Peru (Republic of) 5.625% 2050	1,275	1,639
Petrobras Global Finance Co. 5.999% 2028	750	761
Petróleos Mexicanos 8.00% 2019	18,750	18,853
Petróleos Mexicanos 6.375% 2045	7,000	6,209
Petróleos Mexicanos 6.75% 2047	3,520	3,247
Petróleos Mexicanos 6.35% 2048	3,571	3,166
Petsmart, Inc. 5.875% 2025[4]	14,790	12,461
Petsmart, Inc. 8.875% 2025[4]	2,190	1,648
Petsmart, Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 5.49% 2022[2,6,7]	2,481	2,231
Pfizer Inc. 2.80% 2022	3,256	3,287
Pfizer Inc. 2.95% 2024	2,018	2,046
Philip Morris International Inc. 4.25% 2044	2,500	2,436
Pisces Parent LLC 8.00% 2026[4]	3,245	2,926
PNC Bank 2.40% 2019	8,000	7,989
PNC Bank 2.30% 2020	3,820	3,804
PNC Bank 2.60% 2020	1,250	1,249
Poland (Republic of) 4.00% 2024	4,905	5,138
Poland (Republic of) 3.25% 2026	11,250	11,442
Praxair, Inc. 3.00% 2021	450	454
PRICOA Global Funding I 3.45% 2023[4]	475	487
Progress Energy, Inc. 7.75% 2031	704	959
Prudential Financial, Inc. 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)[1]	2,550	2,656
Prudential Financial, Inc. 3.905% 2047	250	242
Prudential Financial, Inc. 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[1]	1,750	1,774
Prudential Financial, Inc. 4.35% 2050	1,700	1,763
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[4]	5,955	6,202
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[4]	1,970	2,127
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[4]	2,570	2,939
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[4]	655	756
Public Service Co. of Colorado 2.25% 2022	246	243
Public Service Enterprise Group Inc. 2.00% 2021	1,750	1,700
Puget Energy, Inc. 6.50% 2020	4,590	4,845
Puget Energy, Inc. 5.625% 2022	224	239
Puget Energy, Inc. 3.65% 2025	1,574	1,567
Qatar (State of) 4.50% 2022[4]	3,500	3,642
Qatar (State of) 3.875% 2023[4]	3,355	3,457
Qatar (State of) 3.875% 2023	525	541
Qatar (State of) 4.50% 2028[4]	20,275	21,705
Qatar (State of) 4.00% 2029[4]	386	398
Qatar (State of) 5.103% 2048[4]	2,495	2,738
QGOG Constellation SA 9.50% 2024 (5.26% PIK)[2,4,10,11]	5,384	2,019
Quebec (Province of) 2.375% 2022	7,071	7,064
R.R. Donnelley & Sons Co. 6.50% 2023	450	462
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,4]	8,000	8,820
Rayonier Advanced Materials Inc. 5.50% 2024[4]	2,190	2,064
Capital World Bond Fund — Page 18 of 34

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Realogy Corp. 5.25% 2021[4]	$ 950	$ 958
Realogy Corp. 4.875% 2023[4]	2,820	2,637
Realogy Corp. 9.375% 2027[4]	1,535	1,575
Reynolds American Inc. 3.25% 2020	11,130	11,149
Reynolds American Inc. 4.00% 2022	2,010	2,054
Reynolds American Inc. 4.45% 2025	9,155	9,415
Reynolds American Inc. 5.85% 2045	3,540	3,643
Romania 5.125% 2048[4]	17,460	17,455
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 3.25%) 5.752% 2023[2,6,7,12,13]	1,496	1,496
Russian Federation 4.25% 2027	1,600	1,597
Russian Federation 4.375% 2029[4]	400	396
Russian Federation 5.25% 2047	2,800	2,817
Russian Federation 5.25% 2047[4]	400	402
Ryerson Inc. 11.00% 2022[4]	2,675	2,829
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	50	50
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	3,945	3,935
Santander Holdings USA, Inc. 4.45% 2021	19,225	19,806
Saudi Arabia (Kingdom of) 2.894% 2022[4]	8,800	8,760
Saudi Arabia (Kingdom of) 2.875% 2023	1,500	1,488
Saudi Arabia (Kingdom of) 3.628% 2027[4]	8,800	8,781
Saudi Arabia (Kingdom of) 3.625% 2028[4]	17,780	17,658
Saudi Arabia (Kingdom of) 5.00% 2049	1,200	1,245
Saudi Arabia (Kingdom of) 5.25% 2050[4]	5,020	5,366
SCANA Corp. 6.25% 2020	119	122
SCANA Corp. 4.75% 2021	2,483	2,530
SCANA Corp. 4.125% 2022	2,430	2,462
Scentre Group 2.375% 2021[4]	1,425	1,405
Scentre Group 3.25% 2025[4]	1,395	1,371
Scentre Group 3.50% 2025[4]	3,250	3,251
Scentre Group 3.75% 2027[4]	2,020	2,028
Schlumberger BV 4.00% 2025[4]	5,270	5,442
Scientific Games Corp. 8.25% 2026[4]	1,355	1,385
Shell International Finance BV 1.375% 2019	9,000	8,948
Shell International Finance BV 1.75% 2021	955	937
Shell International Finance BV 3.50% 2023	25,291	26,173
Shell International Finance BV 3.875% 2028	5,350	5,678
Shell International Finance BV 3.75% 2046	2,090	2,097
Shell International Finance BV 4.00% 2046	3,805	3,976
Sherwin-Williams Co. 2.75% 2022	5,000	4,974
Sherwin-Williams Co. 3.125% 2024	850	846
Sherwin-Williams Co. 3.45% 2027	6,750	6,644
Sherwin-Williams Co. 4.50% 2047	1,500	1,483
Shire PLC 1.90% 2019	9,000	8,962
Shire PLC 2.40% 2021	17,963	17,766
Shire PLC 2.875% 2023	6,730	6,654
Shire PLC 3.20% 2026	1,690	1,636
Siemens AG 2.70% 2022[4]	1,780	1,780
Siemens AG 2.35% 2026[4]	8,881	8,406
Sirius XM Radio Inc. 3.875% 2022[4]	3,175	3,167
South Africa (Republic of) 5.50% 2020	9,300	9,464
South Carolina Electric & Gas Co. 4.25% 2028	10,158	10,977
South Carolina Electric & Gas Co. 5.30% 2033	3,434	3,919
South Carolina Electric & Gas Co. 5.80% 2033	874	1,009
South Carolina Electric & Gas Co. 5.45% 2041	1,952	2,328
South Carolina Electric & Gas Co. 4.60% 2043	1,084	1,182
Capital World Bond Fund — Page 19 of 34

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 3.70% 2025	$ 6,505	$ 6,474
Southern California Edison Co. 4.20% 2029	3,669	3,730
Southern California Edison Co. 3.90% 2043	147	136
Southern California Edison Co. 4.00% 2047	1,884	1,767
Southern California Edison Co. 4.875% 2049	2,983	3,170
Southern California Edison Co., Series C, 3.60% 2045	6,534	5,743
Springleaf Finance Corp. 6.125% 2024	1,475	1,512
Sri Lanka (Democratic Socialist Republic of) 6.25% 2020	12,520	12,737
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	8,000	8,000
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	1,000	1,009
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	800	804
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[4]	1,207	1,161
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	3,000	2,970
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[4]	2,000	1,980
Staples Inc. 8.50% 2025[4]	785	860
Starbucks Corp. 3.10% 2023	5,378	5,435
Starbucks Corp. 3.80% 2025	8,435	8,707
Starwood Property Trust, Inc. 5.00% 2021	1,155	1,190
State Grid Overseas Investment Ltd. 3.50% 2027[4]	27,000	27,104
State Grid Overseas Investment Ltd. 3.50% 2027	12,800	12,849
Statoil ASA 3.25% 2024	1,050	1,076
Sunoco LP 4.875% 2023	400	407
Swiss Re Finance (Luxembourg) S.A. 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5 year + 3.582% on 4/2/2029)[1,4]	6,200	6,290
Takeda Pharmaceutical Co., Ltd. 3.80% 2020[4]	8,305	8,432
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[4]	15,410	16,210
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[4]	10,022	10,884
Talen Energy Corp. 9.50% 2022[4]	2,720	2,938
Talen Energy Corp. 10.50% 2026[4]	435	455
Team Health Holdings, Inc. 6.375% 2025[4]	3,560	2,906
Teco Finance, Inc. 5.15% 2020	270	276
Teekay Corp. 8.50% 2020	5,459	5,514
Teekay Offshore Partners LP 8.50% 2023[4]	3,100	3,053
Tencent Holdings Ltd. 2.985% 2023	3,000	2,990
Tencent Holdings Ltd. 3.80% 2025	7,000	7,176
Tencent Holdings Ltd. 3.595% 2028	2,100	2,076
Tenet Healthcare Corp. 4.75% 2020	1,050	1,067
Tenet Healthcare Corp. 6.00% 2020	1,270	1,319
Tenet Healthcare Corp. 4.375% 2021	6,825	6,978
Tenet Healthcare Corp. 4.50% 2021	5,050	5,151
Tenet Healthcare Corp. 4.625% 2024	1,399	1,408
Teva Pharmaceutical Finance Co. BV 2.80% 2023	9,330	8,333
Teva Pharmaceutical Finance Co. BV 6.00% 2024	1,805	1,813
Teva Pharmaceutical Finance Co. BV 3.15% 2026	17,935	14,681
Teva Pharmaceutical Finance Co. BV 4.10% 2046	27,720	19,763
Thomson Reuters Corp. 4.30% 2023	4,250	4,426
Thomson Reuters Corp. 5.65% 2043	2,980	3,276
Total Capital International 2.875% 2022	1,115	1,125
Total Capital International 3.455% 2029	12,485	12,808
Toyota Motor Credit Corp. 2.15% 2022	1,150	1,135
Toyota Motor Credit Corp. 3.20% 2027	4,830	4,914
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,591
TransCanada PipeLines Ltd. 4.25% 2028	8,175	8,545
Transocean Inc. 9.00% 2023[4]	1,768	1,892
Travelers Companies, Inc. 4.00% 2047	2,195	2,247
Capital World Bond Fund — Page 20 of 34

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Travelers Companies, Inc. 4.10% 2049	$ 250	$ 260
Trilogy International Partners, LLC 8.875% 2022[4]	5,325	5,179
Tronox Ltd. 6.50% 2026[4]	475	455
Turkey (Republic of) 7.00% 2020	12,800	12,946
Turkey (Republic of) 6.25% 2022	7,285	7,205
Turkey (Republic of) 7.25% 2023	6,010	6,067
Turkey (Republic of) 4.875% 2026	1,400	1,212
U.S. Treasury 1.375% 2020	17,600	17,360
U.S. Treasury 2.375% 2020	53,822	53,813
U.S. Treasury 2.125% 2021	4,040	4,029
U.S. Treasury 2.375% 2021	150	150
U.S. Treasury 2.50% 2022	19,225	19,375
U.S. Treasury 1.375% 2023	14,040	13,537
U.S. Treasury 1.375% 2023	3,770	3,632
U.S. Treasury 1.625% 2023	18,000	17,577
U.S. Treasury 1.75% 2023	22,700	22,273
U.S. Treasury 1.75% 2023	5,900	5,798
U.S. Treasury 2.50% 2023	75,300	76,094
U.S. Treasury 2.625% 2023	48,200	48,921
U.S. Treasury 2.75% 2023	29,291	29,882
U.S. Treasury 2.75% 2023	24,000	24,495
U.S. Treasury 2.75% 2023	21,350	21,807
U.S. Treasury 2.875% 2023	15,000	15,417
U.S. Treasury 2.875% 2023	260	267
U.S. Treasury 2.375% 2024	6,040	6,083
U.S. Treasury 2.50% 2024	9,500	9,615
U.S. Treasury 2.75% 2025	68,290	70,092
U.S. Treasury 2.875% 2025	27,270	28,222
U.S. Treasury 2.875% 2025	72	74
U.S. Treasury 2.25% 2026	1,600	1,594
U.S. Treasury 2.50% 2026	965	977
U.S. Treasury 2.625% 2026	10,000	10,199
U.S. Treasury 2.25% 2027	88,200	87,349
U.S. Treasury 2.25% 2027	17,500	17,382
U.S. Treasury 2.75% 2028[14]	349,060	359,354
U.S. Treasury 2.875% 2028[14]	234,980	244,400
U.S. Treasury 2.875% 2028	57,600	59,890
U.S. Treasury 3.125% 2028	10,000	10,619
U.S. Treasury 2.625% 2029	37,937	38,678
U.S. Treasury 2.75% 2047[14]	71,750	70,847
U.S. Treasury 3.00% 2048	130,200	135,050
U.S. Treasury 3.00% 2048[14]	13,085	13,564
U.S. Treasury 3.125% 2048	736	782
U.S. Treasury 3.375% 2048[14]	3,567	3,977
U.S. Treasury 3.00% 2049[14]	55,910	58,030
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	49,132	48,557
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	102,607	103,673
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	34,495	34,502
U.S. Treasury Inflation-Protected Security 2.375% 2025[3,14]	7,344	8,164
U.S. Treasury Inflation-Protected Security 0.625% 2026[3]	5,296	5,361
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	3,087	3,067
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	41,633	46,113
U.S. Treasury Inflation-Protected Security 0.875% 2047[3]	2,085	2,069
U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	2,751	2,828
Uber Technologies, Inc. 8.00% 2026[4]	2,225	2,375
Capital World Bond Fund — Page 21 of 34

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Ukraine Government 7.75% 2022	$ 600	$ 595
Ukraine Government 7.75% 2027	2,300	2,152
Ukraine Government 7.375% 2032[2,4]	1,010	903
Ultra Petroleum Corp. 11.00% 2024[10]	3,270	1,946
UniCredit SpA 4.625% 2027[4]	17,805	17,490
UniCredit SpA 5.861% 2032[1,4]	24,255	22,383
Union Pacific Corp. 3.95% 2028	10,550	11,084
Union Pacific Corp. 3.70% 2029	4,250	4,374
Union Pacific Corp. 4.50% 2048	950	1,013
Union Pacific Corp. 4.30% 2049	1,550	1,605
Unisys Corp. 10.75% 2022[4]	1,850	2,047
United Mexican States 4.15% 2027	9,550	9,724
United Mexican States 3.75% 2028	5,198	5,143
United Mexican States 4.75% 2044	1,722	1,695
United Technologies Corp. 3.35% 2021	3,000	3,042
United Technologies Corp. 3.65% 2023	10,500	10,786
United Technologies Corp. 4.125% 2028	4,100	4,277
UnitedHealth Group Inc. 2.70% 2020	2,330	2,336
UnitedHealth Group Inc. 2.125% 2021	10,000	9,919
UnitedHealth Group Inc. 3.75% 2025	2,160	2,258
Univision Communications Inc. 5.125% 2023[4]	1,450	1,385
Valeant Pharmaceuticals International, Inc. 6.125% 2025[4]	6,925	6,873
Valeant Pharmaceuticals International, Inc. 9.00% 2025[4]	455	496
Valeant Pharmaceuticals International, Inc. 9.25% 2026[4]	7,435	8,155
VEB Finance Ltd. 6.902% 2020[4]	6,600	6,782
Venator Materials Corp. 5.75% 2025[4]	2,650	2,339
Venezuela (Bolivarian Republic of) 7.00% 2018[11]	60	17
Venezuela (Bolivarian Republic of) 7.75% 2019[11]	1,074	313
Venezuela (Bolivarian Republic of) 6.00% 2020[11]	883	262
Venezuela (Bolivarian Republic of) 12.75% 2022[2,11]	80	24
Venezuela (Bolivarian Republic of) 9.00% 2023[11]	1,289	392
Venezuela (Bolivarian Republic of) 8.25% 2024[11]	279	84
Venezuela (Bolivarian Republic of) 7.65% 2025[11]	120	35
Venezuela (Bolivarian Republic of) 11.75% 2026[11]	60	19
Venezuela (Bolivarian Republic of) 9.25% 2027[11]	159	51
Venezuela (Bolivarian Republic of) 9.25% 2028[11]	2,498	746
Venezuela (Bolivarian Republic of) 11.95% 2031[2,11]	99	31
Venezuela (Bolivarian Republic of) 7.00% 2038[11]	99	29
Veritas Holdings Ltd. 7.50% 2023[4]	2,000	1,920
Verizon Communications Inc. 4.016% 2029[4]	500	518
Vine Oil & Gas LP 8.75% 2023[4]	600	480
Virgin Australia Holdings Ltd. 8.50% 2019[4]	1,150	1,177
Vodafone Group PLC 4.375% 2028	8,050	8,197
Vodafone Group PLC 5.25% 2048	4,275	4,282
Volkswagen Group of America Finance, LLC 2.45% 2019[4]	2,320	2,311
Volkswagen Group of America Finance, LLC 3.875% 2020[4]	9,600	9,723
Volkswagen Group of America Finance, LLC 4.00% 2021[4]	11,114	11,346
Volkswagen Group of America Finance, LLC 4.25% 2023[4]	16,700	17,224
Volkswagen Group of America Finance, LLC 4.625% 2025[4]	6,345	6,575
Volkswagen Group of America Finance, LLC 4.75% 2028[4]	2,000	2,020
Wal-Mart Stores, Inc. 3.125% 2021	8,000	8,117
Wal-Mart Stores, Inc. 2.35% 2022	4,500	4,478
Wal-Mart Stores, Inc. 3.40% 2023	2,975	3,070
Wal-Mart Stores, Inc. 3.70% 2028	3,845	4,052
Warrior Met Coal, Inc. 8.00% 2024[4]	787	822
Capital World Bond Fund — Page 22 of 34

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
WEA Finance LLC 2.70% 2019[4]	$ 9,285	$ 9,280
WEA Finance LLC 3.25% 2020[4]	3,795	3,820
Weatherford International PLC 4.50% 2022	660	465
Weatherford International PLC 8.25% 2023	11,475	8,176
Weatherford International PLC 9.875% 2024	1,000	725
Weatherford International PLC 9.875% 2025	1,050	748
Weatherford International PLC 6.50% 2036	2,125	1,211
Weatherford International PLC 6.75% 2040	1,985	1,126
Wells Fargo & Co. 2.15% 2020	772	769
Wells Fargo & Co. 3.55% 2023	5,575	5,730
Wells Fargo & Co. 3.75% 2024	7,290	7,509
Westinghouse Air Brake Technologies Corp. 4.15% 2024	5,500	5,597
Westlake Chemical Corp. 5.00% 2046	260	254
Westlake Chemical Corp. 4.375% 2047	1,905	1,694
Williams Partners LP 4.125% 2020	1,625	1,651
Wind Tre SpA 5.00% 2026[4]	3,325	3,042
WM. Wrigley Jr. Co. 3.375% 2020[4]	5,270	5,325
WPP Finance 2010 3.75% 2024	1,000	987
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[4]	4,825	4,759
YES Bank Ltd. 3.75% 2023	3,215	3,086
Ziggo Bond Finance BV 5.50% 2027[4]	3,750	3,722
Zimmer Holdings, Inc. 3.15% 2022	5,030	5,048
		5,776,824
Total bonds, notes & other debt instruments (cost: $12,504,112,000)		12,551,361
Convertible bonds 0.00% U.S. dollars 0.00%
Gogo Inc., convertible notes, 6.00% 2022[4]	435	423
Total convertible bonds (cost: $435,000)		423
Convertible stocks 0.02% U.S. dollars 0.02%	Shares
Associated Materials, LLC, 14.00% convertible preferred 2020[12,13]	2,750	2,741
Total convertible stocks (cost: $2,640,000)		2,741
Common stocks 0.02% Swiss francs 0.00%
CEVA Logistics AG15	16,245	488
U.S. dollars 0.02%
Tribune Resources, Inc.[12,15]	514,396	1,440
Advanz Pharma Corp.[8,15]	52,958	920
Advanz Pharma Corp.[15]	19,714	343
Corporate Risk Holdings I, Inc.[12,13,15]	91,424	11
Corporate Risk Holdings Corp.[8,12,13,15]	462	— [5]
NCI Building Systems, Inc.[4,8,12,15]	815	5
		2,719
Total common stocks (cost: $7,475,000)		3,207
Capital World Bond Fund — Page 23 of 34

unaudited
Rights & warrants 0.00% U.S. dollars 0.00%	Shares	Value (000)
Tribune Resources, Inc., Class A, warrants, expire 2023[12,13,15]	173,187	$ 42
Tribune Resources, Inc., Class B, warrants, expire 2023[12,13,15]	134,701	25
Tribune Resources, Inc., Class C, warrants, expire 2023[12,13,15]	126,325	18
Associated Materials, LLC, warrants, expire 2023[12,13,15]	39,066	— [5]
Total rights & warrants (cost: $26,000)		85
Short-term securities 8.63% Money market investments 4.62%
Capital Group Central Cash Fund	6,288,981	628,772
Bonds & notes of governments & government agencies outside the U.S. 4.01%	Principal amount (000)
Argentinian Treasury Bills (32.91%) - 2.81% due 4/30/2019 - 7/31/2020	ARS1,015,092	26,952
Egyptian Treasury Bills 16.07% - 17.52% due 4/2/2019 - 7/9/2019	EGP1,184,800	67,382
Japanese Treasury Discount Bill (0.14%) due 5/20/2019	¥40,150,000	362,357
Nigerian Treasury Bills 12.23% - 14.34% due 8/1/2019 - 3/5/2020	NGN35,078,550	88,738
		545,429
Total short-term securities (cost: $1,178,722,000)		1,174,201
Total investment securities 100.87% (cost: $13,693,410,000)		13,732,018
Other assets less liabilities (0.87)%		(118,720)
Net assets 100.00%		$13,613,298
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[16] (000)	Value at 3/31/2019[17] (000)	Unrealized appreciation (depreciation) at 3/31/2019 (000)
30 Day Federal Funds Futures	Long	117	May 2019	$ 48,754	$ 47,589	$ 4
30 Day Federal Funds Futures	Short	117	October 2019	(48,754)	(47,659)	(74)
90 Day Euro Dollar Futures	Long	2,831	December 2019	707,750	690,552	(536)
90 Day Euro Dollar Futures	Short	2,831	March 2020	(707,750)	(691,366)	738
2 Year Euro-Schatz Futures	Long	333	June 2019	€ 33,300	41,827	82
2 Year U.S. Treasury Note Futures	Short	434	July 2019	$ (86,800)	(92,483)	89
5 Year Euro-Bobl Futures	Long	788	June 2019	€ 78,800	117,688	945
5 Year U.S. Treasury Note Futures	Long	12,468	July 2019	$1,246,800	1,444,145	10,963
10 Year Euro-Bund Futures	Short	1,049	June 2019	€ (104,900)	(195,735)	(1,624)
10 Year U.S. Treasury Note Futures	Long	1,239	June 2019	$ 123,900	153,907	2,173
10 Year Ultra U.S. Treasury Note Futures	Short	790	June 2019	(79,000)	(104,897)	(927)
20 Year U.S. Treasury Bond Futures	Long	189	June 2019	18,900	28,285	798
30 Year Euro-Buxl Futures	Long	213	June 2019	€ 21,300	45,794	2,289
30 Year Ultra U.S. Treasury Bond Futures	Short	80	June 2019	$ (8,000)	(13,440)	(392)
						$14,528
Capital World Bond Fund — Page 24 of 34

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2019 (000)
Purchases (000)	Sales (000)
USD34,486	EUR30,285	Citibank	4/3/2019	$ 500
USD5,127	GBP3,860	Bank of America, N.A.	4/3/2019	98
SEK31,732	EUR3,000	UBS AG	4/3/2019	48
USD3,580	AUD5,000	Bank of New York Mellon	4/3/2019	29
JPY886,500	USD7,991	Bank of America, N.A.	4/3/2019	11
EUR8,546	DKK63,750	UBS AG	4/3/2019	8
EUR8,200	USD9,219	HSBC Bank	4/3/2019	(17)
EUR4,450	USD5,037	Morgan Stanley	4/3/2019	(44)
JPY5,300,000	USD47,987	UBS AG	4/3/2019	(147)
GBP119,326	USD158,728	UBS AG	4/3/2019	(3,272)
EUR227,000	USD258,490	Citibank	4/3/2019	(3,744)
USD3,424	EUR3,000	Goldman Sachs	4/4/2019	57
KRW6,569,940	USD5,892	JPMorgan Chase	4/4/2019	(103)
USD40,397	EUR35,385	Citibank	4/5/2019	681
USD4,757	GBP3,580	JPMorgan Chase	4/5/2019	93
AUD6,500	NOK39,482	JPMorgan Chase	4/5/2019	37
NOK14,629	EUR1,500	HSBC Bank	4/5/2019	13
NOK39,877	AUD6,500	Morgan Stanley	4/5/2019	9
USD266	GBP200	Morgan Stanley	4/5/2019	5
USD562	EUR500	HSBC Bank	4/5/2019	1
ZAR37,850	USD2,662	HSBC Bank	4/5/2019	(41)
GBP2,530	USD3,362	Citibank	4/5/2019	(66)
EUR11,423	USD13,045	Citibank	4/5/2019	(223)
USD19,625	INR1,403,450	UBS AG	4/5/2019	(612)
EUR198,295	USD226,645	UBS AG	4/5/2019	(4,075)
USD18,480	EUR16,270	Morgan Stanley	4/8/2019	213
JPY2,242,800	USD20,097	UBS AG	4/8/2019	156
USD10,416	EUR9,170	JPMorgan Chase	4/8/2019	121
USD20,048	CNH134,500	HSBC Bank	4/8/2019	42
USD3,453	EUR3,040	Citibank	4/8/2019	40
USD3,923	GBP2,980	Citibank	4/8/2019	40
NOK24,527	EUR2,500	UBS AG	4/8/2019	38
JPY429,780	USD3,856	HSBC Bank	4/8/2019	25
USD7,298	EUR6,490	UBS AG	4/8/2019	12
EUR30,846	PLN132,875	UBS AG	4/8/2019	11
GBP13,160	USD17,390	JPMorgan Chase	4/8/2019	(241)
GBP28,100	USD36,945	Goldman Sachs	4/8/2019	(327)
USD38,182	THB1,216,600	JPMorgan Chase	4/9/2019	(165)
EUR22,735	USD25,778	Bank of America, N.A.	4/9/2019	(251)
USD32,657	ILS117,650	HSBC Bank	4/10/2019	244
USD3,345	EUR2,970	Bank of America, N.A.	4/11/2019	9
ZAR550,125	USD38,138	Bank of America, N.A.	4/11/2019	(71)
USD37,761	ZAR550,125	Goldman Sachs	4/11/2019	(306)
USD38,096	AUD54,200	Morgan Stanley	4/11/2019	(399)
USD5,393	EUR4,245	Goldman Sachs	4/12/2019	626
EUR525	USD620	Bank of New York Mellon	4/12/2019	(31)
USD12,888	EUR11,370	HSBC Bank	4/15/2019	115
USD41,821	CNH280,500	Citibank	4/15/2019	99
USD2,552	EUR2,201	HSBC Bank	4/15/2019	79
USD7,696	GBP5,850	JPMorgan Chase	4/15/2019	70
USD3,568	EUR3,150	Bank of America, N.A.	4/15/2019	30
Capital World Bond Fund — Page 25 of 34

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2019 (000)
Purchases (000)	Sales (000)
USD3,543	AUD5,000	Goldman Sachs	4/15/2019	$ (9)
EUR42,850	USD48,285	Morgan Stanley	4/15/2019	(148)
GBP17,890	USD23,537	JPMorgan Chase	4/15/2019	(216)
EUR35,263	USD39,890	UBS AG	4/15/2019	(277)
KRW4,419,640	USD3,912	Citibank	4/18/2019	(16)
USD5,799	EUR5,100	JPMorgan Chase	4/23/2019	66
USD1,759	EUR1,550	Bank of America, N.A.	4/23/2019	17
USD569	EUR500	Standard Chartered Bank	4/23/2019	7
USD444	EUR390	JPMorgan Chase	4/23/2019	6
USD171	GBP130	Standard Chartered Bank	4/23/2019	2
EUR4,160	USD4,733	Standard Chartered Bank	4/23/2019	(57)
EUR34,000	USD38,654	Morgan Stanley	4/23/2019	(433)
USD19,652	AUD27,500	Morgan Stanley	4/24/2019	115
USD4,736	GBP3,560	Morgan Stanley	4/24/2019	93
USD42,705	JPY4,714,010	Bank of America, N.A.	4/24/2019	72
AUD37,840	USD26,851	Goldman Sachs	4/24/2019	31
USD13,582	AUD19,090	Goldman Sachs	4/24/2019	21
CHF5,200	USD5,258	Goldman Sachs	4/24/2019	(23)
GBP12,400	USD16,227	JPMorgan Chase	4/24/2019	(56)
USD67,424	AUD94,990	JPMorgan Chase	4/24/2019	(59)
GBP31,190	USD40,783	HSBC Bank	4/24/2019	(106)
JPY1,014,400	USD9,317	JPMorgan Chase	4/24/2019	(143)
JPY4,505,100	USD40,893	Goldman Sachs	4/24/2019	(149)
USD9,440	INR680,600	Goldman Sachs	4/24/2019	(345)
USD27,984	EUR24,690	Goldman Sachs	4/25/2019	225
USD7,006	MXN135,660	Morgan Stanley	4/25/2019	47
USD8,133	THB257,294	Citibank	4/25/2019	19
USD46,858	EUR41,670	JPMorgan Chase	4/25/2019	8
ZAR129,724	EUR7,970	Citibank	4/25/2019	1
EUR109,385	USD124,836	Standard Chartered Bank	4/25/2019	(1,852)
USD2,184	INR151,510	Citibank	4/26/2019	7
USD13,515	AUD19,050	Bank of America, N.A.	4/26/2019	(19)
JPY14,085,300	USD128,437	Morgan Stanley	4/26/2019	(1,027)
USD19,458	BRL73,300	Morgan Stanley	4/30/2019	776
USD6,905	CNH46,500	Standard Chartered Bank	4/30/2019	(11)
ARS220,060	USD5,094	Bank of America, N.A.	4/30/2019	(229)
BRL73,300	USD19,972	Citibank	4/30/2019	(1,290)
USD38,929	AUD55,000	Morgan Stanley	5/1/2019	(149)
USD6,743	EUR5,950	JPMorgan Chase	5/6/2019	47
USD5,305	EUR4,700	Goldman Sachs	5/6/2019	15
USD409	EUR360	JPMorgan Chase	5/6/2019	4
USD2,611	EUR2,320	JPMorgan Chase	5/6/2019	1
EUR36,664	USD41,519	HSBC Bank	5/6/2019	(257)
USD14,932	EUR13,150	JPMorgan Chase	5/7/2019	131
USD4,403	EUR3,830	Goldman Sachs	5/7/2019	93
USD11,388	INR790,000	Goldman Sachs	5/7/2019	49
USD3,457	NZD5,000	Bank of America, N.A.	5/7/2019	49
USD9,175	CNH61,630	Standard Chartered Bank	5/7/2019	8
USD1,019	EUR900	HSBC Bank	5/7/2019	6
USD3,120	CNH20,959	Standard Chartered Bank	5/7/2019	3
USD1,049	ILS3,800	JPMorgan Chase	5/7/2019	— [5]
Capital World Bond Fund — Page 26 of 34

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2019 (000)
Purchases (000)	Sales (000)
ILS49,100	USD13,559	JPMorgan Chase	5/7/2019	$ (6)
USD7,315	CAD9,800	Morgan Stanley	5/7/2019	(26)
JPY707,674	AUD9,070	Standard Chartered Bank	5/7/2019	(39)
GBP139,435	USD184,102	JPMorgan Chase	5/7/2019	(2,135)
USD20,047	EUR17,685	Bank of America, N.A.	5/8/2019	141
JPY1,785,000	USD16,272	HSBC Bank	5/9/2019	(110)
USD20,187	BRL75,920	Morgan Stanley	5/10/2019	853
BRL75,920	USD19,539	Goldman Sachs	5/10/2019	(206)
USD2,285	EUR2,000	Citibank	5/13/2019	33
USD9,805	EUR8,633	Bank of America, N.A.	5/14/2019	83
USD7,111	EUR6,250	Morgan Stanley	5/14/2019	72
USD373,336	JPY40,150,000	Citibank	5/20/2019	9,541
JPY25,250,000	USD226,230	JPMorgan Chase	5/20/2019	2,557
JPY4,400,000	USD39,532	Goldman Sachs	5/20/2019	336
JPY1,937,908	USD17,348	Citibank	5/20/2019	211
USD90,329	CNH605,110	Standard Chartered Bank	5/28/2019	335
USD17,149	MYR69,920	HSBC Bank	5/28/2019	46
USD40,244	CNH270,290	Citibank	5/28/2019	45
USD2,730	EUR2,385	Citibank	5/28/2019	41
USD2,169	EUR1,895	HSBC Bank	5/28/2019	32
USD1,480	EUR1,290	Bank of America, N.A.	5/28/2019	25
USD756	EUR660	Citibank	5/28/2019	12
USD2,372	EUR2,075	HSBC Bank	5/30/2019	31
USD1,177	EUR1,030	HSBC Bank	5/30/2019	15
USD7,254	EUR6,330	Bank of America, N.A.	5/31/2019	114
USD7,369	EUR6,425	JPMorgan Chase	6/4/2019	120
USD4,000	CAD5,317	JPMorgan Chase	6/17/2019	13
USD3,297	EUR2,890	Goldman Sachs	6/18/2019	33
USD3,536	AUD5,000	Citibank	6/18/2019	(20)
NOK830,000	EUR85,428	HSBC Bank	6/19/2019	37
NOK30,176	AUD5,000	Citibank	6/19/2019	(46)
NOK670,000	EUR68,941	Morgan Stanley	6/21/2019	43
USD59,037	BRL222,700	JPMorgan Chase	7/1/2019	2,560
USD37,225	CNY252,700	Citibank	7/5/2019	(369)
USD33,254	INR2,330,000	JPMorgan Chase	9/20/2019	277
USD23,037	THB730,000	Citibank	9/20/2019	(73)
USD16,174	BRL64,000	Morgan Stanley	12/16/2019	183
BRL64,000	USD17,004	Citibank	12/16/2019	(1,013)
BRL3,030	USD775	JPMorgan Chase	12/18/2019	(18)
USD57,397	BRL230,000	Citibank	12/18/2019	(62)
USD17,923	BRL72,000	HSBC Bank	12/20/2019	(61)
BRL23,700	USD6,190	Morgan Stanley	12/20/2019	(270)
BRL48,300	USD12,889	HSBC Bank	12/20/2019	(824)
USD1,065	EUR910	JPMorgan Chase	3/20/2020	14
USD23,221	EUR20,095	Bank of America, N.A.	3/26/2020	4
USD2,099	EUR1,815	JPMorgan Chase	3/26/2020	2
				$(2,996)
Capital World Bond Fund — Page 27 of 34

unaudited
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2019 (000)
U.S. EFFR	2.35%	1/29/2020	$5,788,000	$(1,443)	$ —	$ (1,443)
U.S. EFFR	2.429%	12/27/2020	34,000	(161)	—	(161)
2.354%	U.S. EFFR	2/8/2021	23,500	93	—	93
0.163%	3-month SEK-STIBOR	2/10/2021	SKr600,000	6	—	6
EONIA	(0.2051)%	3/5/2021	€ 65,000	(99)	—	(99)
0.175%	3-month SEK-STIBOR	3/23/2021	SKr1,837,700	9	—	9
0.1775%	3-month SEK-STIBOR	3/23/2021	786,500	6	—	6
0.17%	3-month SEK-STIBOR	3/23/2021	1,837,700	(1)	—	(1)
0.1675%	3-month SEK-STIBOR	3/23/2021	1,837,700	(6)	—	(6)
2.103%	U.S. EFFR	3/28/2021	$ 35,000	(14)	—	(14)
U.S. EFFR	2.0775%	4/1/2021	11,900	10	—	10
(0.0385)%	EONIA	12/4/2021	€ 338,800	2,047	—	2,047
(0.044)%	EONIA	12/11/2021	68,100	400	—	400
6-month EURIBOR	(0.0888)%	3/19/2022	15,000	(28)	—	(28)
3-month USD-LIBOR	2.516%	3/19/2022	$ 18,000	(102)	—	(102)
1.586%	3-month AUD-BBSW	3/20/2022	A$195,800	374	—	374
1.1308%	6-month GBP-LIBOR	1/11/2023	£ 26,600	136	—	136
1.8657%	6-month AUD-BBSW	3/18/2024	A$30,000	156	—	156
7.7225%	28-day MXN-TIIE	3/18/2024	MXN1,341,000	(228)	—	(228)
3-month USD-LIBOR	2.18075%	3/29/2024	$ 9,100	47	—	47
3-month USD-LIBOR	2.194%	3/29/2024	9,200	42	—	42
3-month USD-LIBOR	2.21875%	3/29/2024	9,700	33	—	33
3-month USD-LIBOR	2.221%	4/1/2024	9,000	30	—	30
2.925%	3-month USD-LIBOR	12/7/2025	18,000	530	—	530
1.3798%	6-month GBP-LIBOR	1/11/2028	£ 18,350	403	—	403
0.37855%	6-month JPY-LIBOR	10/12/2028	¥4,200,000	1,125	—	1,125
U.S. EFFR	2.398%	2/8/2029	$ 5,000	(117)	—	(117)
3-month USD-LIBOR	2.3665%	3/27/2029	7,700	33	—	33
3-month USD-LIBOR	2.395%	3/28/2029	23,000	40	—	40
3-month USD-LIBOR	3.025%	12/7/2030	10,000	(484)	—	(484)
1.5598%	6-month GBP-LIBOR	1/11/2038	£ 10,700	498	—	498
					$—	$3,335
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 3/31/2019 (000)	Upfront receipts (000)	Unrealized appreciation at 3/31/2019 (000)
1.00%/Quarterly	CDX.NA.IG.32	6/20/2024	$36,000	$639	$562	$77
Capital World Bond Fund — Page 28 of 34

unaudited
[1]	Step bond; coupon rate may change at a later date.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,200,078,000, which represented 8.82% of the net assets of the fund.
[5]	Amount less than one thousand.
[6]	Coupon rate may change periodically.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $19,072,000, which represented .14% of the net assets of the fund.
[8]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[9]	Purchased on a TBA basis.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,778,000, which represented .04% of the net assets of the fund.
[13]	Value determined using significant unobservable inputs.
[14]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $28,187,000, which represented .21% of the net assets of the fund.
[15]	Security did not produce income during the last 12 months.
[16]	Notional amount is calculated based on the number of contracts and notional contract size.
[17]	Value is calculated based on the notional amount and current market price.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP 6.50% 2021	3/6/2017-1/16/2019	$ 16,567	$ 16,575.12%
Advanz Pharma Corp.	8/31/2018	670	920.01
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
NCI Building Systems, Inc.	11/16/2018	17	5.00
Total private placement securities		$ 17,254	$ 17,500.13%
Capital World Bond Fund — Page 29 of 34

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $1,235,554,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $4,633,333,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $6,424,907,000 and $36,000,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security;
Capital World Bond Fund — Page 30 of 34

unaudited
contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2019 (dollars in thousands):
Capital World Bond Fund — Page 31 of 34

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$ —	$ 2,085,338	$ —	$ 2,085,338
Japanese yen	—	1,725,899	—	1,725,899
Mexican pesos	—	431,851	—	431,851
Danish kroner	—	349,476	—	349,476
British pounds	—	319,575	—	319,575
Chinese yuan renminbi	—	247,672	—	247,672
Indian rupees	—	208,581	—	208,581
Brazilian reais	—	174,376	—	174,376
Polish zloty	—	154,817	—	154,817
Thai baht	—	151,837	—	151,837
South African rand	—	122,668	—	122,668
Indonesian rupiah	—	106,552	—	106,552
Canadian dollars	—	93,685	—	93,685
Australian dollars	—	92,940	—	92,940
South Korean won	—	89,545	—	89,545
Chilean pesos	—	87,335	—	87,335
Israeli shekels	—	76,761	—	76,761
Colombian pesos	—	62,581	—	62,581
Turkish lira	—	35,783	—	35,783
Norwegian kroner	—	35,387	—	35,387
Russian rubles	—	25,472	—	25,472
Malaysian ringgits	—	25,195	—	25,195
Peruvian nuevos soles	—	18,553	—	18,553
Argentine pesos	—	16,056	—	16,056
Uruguayan pesos	—	11,579	—	11,579
New Zealand dollars	—	5,990	—	5,990
Egyptian pounds	—	4,802	—	4,802
Czech korunas	—	4,265	—	4,265
Romanian leu	—	3,713	—	3,713
Dominican pesos	—	2,469	—	2,469
Ghana cedi	—	1,971	—	1,971
Nigerian naira	—	1,445	—	1,445
Zambian kwacha	—	368	—	368
U.S. dollars	—	5,775,328	1,496	5,776,824
Convertible bonds	—	423	—	423
Convertible stocks	—	—	2,741	2,741
Common stocks	1,751	1,445	11	3,207
Rights & warrants	—	—	85	85
Short-term securities	628,772	545,429	—	1,174,201
Total	$630,523	$13,097,162	$4,333	$13,732,018
Capital World Bond Fund — Page 32 of 34

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 18,081	$ —	$ —	$ 18,081
Unrealized appreciation on open forward currency contracts	—	23,288	—	23,288
Unrealized appreciation on interest rate swaps	—	6,018	—	6,018
Unrealized appreciation on credit default swaps	—	77	—	77
Liabilities:
Unrealized depreciation on futures contracts	(3,553)	—	—	(3,553)
Unrealized depreciation on open forward currency contracts	—	(26,284)	—	(26,284)
Unrealized depreciation on interest rate swaps	—	(2,683)	—	(2,683)
Total	$14,528	$ 416	$—	$14,944
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviations and symbols
ARS = Argentine pesos	JPY/¥ = Japanese yen
AUD/A$ = Australian dollars	KRW = South Korean won
BBSW = Bank Bill Swap Rate	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
CAD/C$ = Canadian dollars	MYR = Malaysian ringgits
CHF = Swiss francs	NGN = Nigerian naira
CLP = Chilean pesos	NOK/NKr = Norwegian kroner
CNH/CNY = Chinese yuan renminbi	NZD/NZ$ = New Zealand dollars
COP = Colombian pesos	PEN = Peruvian nuevos soles
CZK = Czech korunas	PLN = Polish zloty
DKK/DKr = Danish kroner	RON = Romanian leu
DOP = Dominican pesos	RUB = Russian rubles
EFFR = Effective Federal Funds Rate	SEK/SKr = Swedish kronor
EGP = Egyptian pounds	STIBOR = Stockholm Interbank Offered Rate
EONIA = Euro Overnight Index Average	TBA = To-be-announced
EUR/€ = Euros	THB = Thai baht
EURIBOR = Euro Interbank Offered Rate	TIIE = Equilibrium Interbank Interest Rate
GBP/£ = British pounds	TRY = Turkish lira
GHS = Ghanaian cedi	USD/$ = U.S. dollars
IDR = Indonesian rupiah	UYU = Uruguayan pesos
ILS = Israeli shekels	ZAR = South African rand
INR = Indian rupees	ZMW = Zambian kwacha
Capital World Bond Fund — Page 33 of 34

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
© 2019 Capital Group. All rights reserved.
MFGEFPX-031-0519O-S66041	Capital World Bond Fund — Page 34 of 34